UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07961

Mason Street Funds, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barb Courtney, Controller, Mason Street Funds, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-665-1444

Date of fiscal year end: March 31, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

REPORT ON FORM N-Q

RESPONSES FOR MASON STREET FUNDS, INC.

Item 1. Schedule of Investments

Mason Street Funds

Small Cap Growth Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
Common Stocks (96.8%)

Consumer Discretionary (16.9%)
	Aaron Rents, Inc.	23,222	$577,996
*	Beacon Roofing Supply, Inc.	15,630	411,069
*	Digital Theater Systems, Inc.	21,600	385,128
*	DSW, Inc. - Class A	1,111	27,719
*	Guitar Center, Inc.	11,400	665,418
*	Hibbett Sporting Goods, Inc.	19,100	722,744
	Lithia Motors, Inc.	14,600	421,210
*	McCormick & Schmick’s Seafood Restaurants, Inc.	32,263	509,433
*	O’Reilly Automotive, Inc.	20,400	608,124
	Orient-Express Hotel, Ltd. - Class A	29,163	923,592
*	Outdoor Channel Holdings, Inc.	20,500	282,080
*	Pinnacle Entertainment, Inc.	37,900	741,324
	Polaris Industries, Inc.	3,160	170,640
	Station Casinos, Inc.	5,890	391,096
	Strayer Education, Inc.	4,380	377,819
*	Volcom, Inc.	556	14,884
*	WMS Industries, Inc.	22,900	772,875

	Total		8,003,151

Consumer Staples (3.5%)
*	Peet’s Coffee & Tea, Inc.	21,700	716,968
*	United Natural Foods, Inc.	31,500	956,655

	Total		1,673,623

Energy (5.0%)
*	FMC Technologies, Inc.	20,300	648,991
*	Grant Prideco, Inc.	33,720	891,894
*	Grey Wolf, Inc.	60,800	450,528
*	National Oilwell Varco, Inc.	8,050	382,697

	Total		2,374,110

Financials (9.2%)
	BankAtlantic Bancorp, Inc. - Class A	14,600	276,670
	Boston Private Financial Holdings, Inc.	16,200	408,240
*	Community Bancorp	8,200	254,364
	First Republic Bank	13,250	468,123
	Greater Bay Bancorp	17,900	472,023
	Greenhill & Co., Inc.	18,300	741,332
	Investors Financial Services Corp.	6,050	228,811
	Jackson Hewitt Tax Service, Inc.	10,300	243,492
	optionsXpress Holdings, Inc.	16,814	255,573
	Placer Sierra Bancshares	11,100	302,697
*	Portfolio Recovery Associates, Inc.	16,900	710,138

	Total		4,361,463

Health Care (18.3%)
*	The Advisory Board Co.	12,600	614,124
*	Horizon Health Corp.	26,400	617,496
*	Impax Laboratories, Inc.	35,200	552,640
*	Kyphon, Inc.	17,100	594,909

	LCA-Vision, Inc.	12,550	608,173
*	Nabi Biopharmaceuticals	12,700	193,421
*	Pediatrix Medical Group, Inc.	7,860	578,024
*	Providence Service Corp.	21,514	534,193
*	Psychiatric Solutions, Inc.	13,300	647,843
*	Radiation Therapy Services, Inc.	19,800	525,690
*	Renal Care Group, Inc.	16,900	779,090
*	ResMed, Inc.	10,370	684,316
*	Salix Pharmaceuticals, Ltd.	26,750	472,405
*	Syneron Medical, Ltd.	18,100	662,279
*	Ventana Medical Systems, Inc.	10,300	414,369
*	Wright Medical Group, Inc.	8,200	218,940

	Total		8,697,912

Industrials (13.0%)
	Brady Corp. - Class A	11,000	341,000
	C.H. Robinson Worldwide, Inc.	15,470	900,353
	The Corporate Executive Board Co.	7,300	571,809
*	Corrections Corp. of America	14,010	549,893
*	DiamondCluster International, Inc.	48,300	545,790
	Forward Air Corp.	25,650	725,125
*	Hudson Highland Group, Inc.	21,200	330,508
	Knight Transportation, Inc.	19,760	480,761
*	Marlin Business Services, Inc.	28,880	580,488
	MSC Industrial Direct Co., Inc. - Class A	16,150	545,063
*	School Specialty, Inc.	13,000	604,500

	Total		6,175,290

Information Technology (23.7%)
*	Blackboard, Inc.	6,200	148,304
*	Cogent, Inc.	12,100	345,455
*	Cognizant Technology Solutions Corp. - Class A	14,000	659,820
*	Cree, Inc.	9,640	245,531
*	Digital River, Inc.	23,100	733,425
*	Entegris, Inc.	69,990	692,901
*	Essex Corp.	22,500	514,800
*	Euronet Worldwide, Inc.	40,200	1,168,615
*	Genesis Microchip, Inc.	45,100	832,546
*	iPayment Holdings, Inc.	5,400	197,208
*	Kanbay International, Inc.	29,400	679,434
*	MKS Instruments, Inc.	37,800	638,442
*	O2Micro International, Ltd.	57,400	804,748
*	Plexus Corp.	31,300	445,399
*	ScanSource, Inc.	4,100	176,054
*	Sonic Solutions	15,900	295,740
*	Tekelec	28,900	485,520
*	Tessera Technologies, Inc.	19,900	664,859
*	THQ, Inc.	24,500	717,115
*	Verint Systems, Inc.	17,640	567,302
*	Westell Technologies, Inc. - Class A	43,200	258,336

	Total		11,271,554

Materials (4.6%)
	Airgas, Inc.	34,950	862,217
	Minerals Technologies, Inc.	8,640	532,224
	Silgan Holdings, Inc.	10,760	605,142
	Steel Technologies, Inc.	12,300	207,870

	Total		2,207,453

Telecommunication Services (2.6%)
* Alamosa Holdings, Inc.	58,600	814,540
* JAMDAT Mobile, Inc.	15,400	426,272

Total		1,240,812

Total Common Stocks (Cost: $39,307,153)		46,005,368

Money Market Investments (3.2%)

Federal Government & Agencies (1.0%)
(b) Freddie Discount, 3.29%, 9/20/05	500,000	496,220

Total		496,220

National Commercial Banks (2.2%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	1,000,000	1,000,000

Total		1,000,000

Total Money Market Investments (Cost: $1,496,265)		1,496,220

Total Investments (100.0%) (Cost $40,803,418)(a)		47,501,588

Other Assets, Less Liabilities (0.0%)		(14,807)

Total Net Assets (100.0%)		47,486,781

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $40,803,418 and the net unrealized appreciation of investments based on that cost was $6,698,169 which is comprised of $7,628,001 aggregate gross unrealized appreciation and $929,832 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Aggressive Growth Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
Common Stocks (96.4%)

Consumer Discretionary (17.0%)
*	Apollo Group, Inc. - Class A	21,350	$1,669,997
*	The Cheesecake Factory, Inc.	41,000	1,423,930
	Choice Hotels International, Inc.	26,700	1,754,190
*	Dick’s Sporting Goods, Inc.	60,000	2,315,400
	Fortune Brands, Inc.	14,300	1,269,840
	Garmin Ltd.	36,500	1,560,375
	Gentex Corp.	110,020	2,002,364
*	Getty Images, Inc.	11,060	821,316
*	Kerzner International, Ltd.	14,200	808,690
*	Lamar Advertising Co. - Class A	60,400	2,583,308
	Michaels Stores, Inc.	62,920	2,603,000
*	O’Reilly Automotive, Inc.	118,180	3,522,946
*	Payless ShoeSource, Inc.	67,300	1,292,160
	PETsMART, Inc.	48,300	1,465,905
*	Pixar, Inc.	19,600	980,980
*	Scientific Games Corp.	85,700	2,307,901
	Station Casinos, Inc.	33,200	2,204,480

	Total		30,586,782

Consumer Staples (0.6%)
	Whole Foods Market, Inc.	8,900	1,052,870

	Total		1,052,870

Energy (8.7%)
	BJ Services Co.	47,250	2,479,680
	CONSOL Energy, Inc.	41,100	2,202,138
*	Nabors Industries, Ltd.	52,750	3,197,705
*	National Oilwell Varco, Inc.	55,900	2,657,486
*	Newfield Exploration Co.	50,500	2,014,445
	Range Resources Corp.	35,400	952,260
	Smith International, Inc.	35,400	2,254,980

	Total		15,758,694

Financials (9.8%)
*	Ameritrade Holding Corp.	101,400	1,885,026
	Assured Guaranty, Ltd.	120,300	2,810,207
*	CapitalSource, Inc.	85,900	1,686,217
	CIT Group, Inc.	34,600	1,486,762
	The Colonial BancGroup, Inc.	65,100	1,436,106
	Investors Financial Services Corp.	23,180	876,668
	Legg Mason, Inc.	25,805	2,686,559
	The St. Joe Co.	27,800	2,266,812
	Ventas, Inc.	82,900	2,503,580

	Total		17,637,937

Health Care (20.3%)
*	Affymetrix, Inc.	37,300	2,011,589
*	Barr Pharmaceuticals, Inc.	40,800	1,988,592
*	Caremark Rx, Inc.	59,697	2,657,710
*	Charles River Laboratories International, Inc.	40,500	1,954,125

*	Covance, Inc.	55,200	2,476,824
*	Cytyc Corp.	89,900	1,983,194
*	DaVita, Inc.	86,000	3,911,281
	Health Management Associates, Inc. - Class A	93,580	2,449,924
*	Kinetic Concepts, Inc.	32,900	1,974,000
*	Lincare Holdings, Inc.	65,400	2,670,936
	Medicis Pharmaceutical Corp.	38,900	1,234,297
*	Neurocrine Biosciences, Inc.	24,400	1,026,264
*	Patterson Companies, Inc.	38,904	1,753,792
*	ResMed, Inc.	21,800	1,438,582
*	Sepracor, Inc.	23,400	1,404,234
*	St. Jude Medical, Inc.	48,520	2,115,957
	Universal Health Services, Inc. - Class B	33,700	2,095,466
*	VCA Antech, Inc.	58,600	1,421,050

	Total		36,567,817

Industrials (9.8%)
	ARAMARK Corp. - Class B	71,000	1,874,400
	The Corporate Executive Board Co.	41,450	3,246,778
	Expeditors International of Washington, Inc.	32,100	1,598,901
	Fastenal Co.	32,940	2,017,904
	Graco, Inc.	53,140	1,810,480
	J.B. Hunt Transport Services, Inc.	58,200	1,123,260
	L-3 Communications Holdings, Inc.	20,870	1,598,225
*	Monster Worldwide, Inc.	46,700	1,339,356
	Pentair, Inc.	32,100	1,374,201
	Robert Half International, Inc.	48,700	1,216,039
*	Stericycle, Inc.	10,700	538,424

	Total		17,737,968

Information Technology (28.0%)
*	Activision, Inc.	170,233	2,812,250
	Adobe Systems, Inc.	48,400	1,385,208
*	Alliance Data Systems Corp.	27,800	1,127,568
*	Amdocs, Ltd.	102,280	2,703,260
	Amphenol Corp. - Class A	65,000	2,611,050
	CDW Corp.	22,520	1,285,667
*	CheckFree Corp.	25,400	865,124
*	Cogent, Inc.	86,600	2,472,430
*	Cognos, Inc.	46,710	1,594,679
*	Cree, Inc.	79,000	2,012,130
*	FLIR Systems, Inc.	59,900	1,787,416
	Harris Corp.	83,800	2,615,398
	Infosys Technologies Ltd., ADR	34,230	2,651,798
*	Integrated Circuit Systems, Inc.	113,180	2,336,035
*	Jabil Circuit, Inc.	87,580	2,691,333
	KLA-Tencor Corp.	32,350	1,413,695
*	Kronos Inc.	20,550	830,015
*	Lam Research Corp.	66,300	1,918,722
	Microchip Technology, Inc.	93,997	2,784,192
*	NAVTEQ Corp.	62,800	2,334,904
	Paychex, Inc.	44,712	1,454,928
*	Seagate Technology, ADR	147,900	2,595,645
*	Semtech Corp.	131,330	2,186,645
*	VeriSign, Inc.	81,630	2,347,679
*	Zebra Technologies Corp. - Class A	38,737	1,696,293

	Total		50,514,064

Materials (2.1%)
	The Lubrizol Corp.	34,900	1,466,149
	Praxair, Inc.	48,620	2,265,692

	Total		3,731,841

Telecommunication Services (0.1%)
* NeuStar, Inc. - Class A	7,700	197,120

Total		197,120

Total Common Stocks (Cost: $150,017,493)		173,785,093

Money Market Investments (1.9%)

Federal Government & Agencies (1.1%)
Freddie Discount, 3.29%, 9/20/05	2,000,000	1,984,880

Total		1,984,880

National Commercial Banks (0.8%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	1,400,000	1,400,000

Total		1,400,000

Total Money Market Investments (Cost: $3,385,060)		3,384,880

Total Investments (98.3%) (Cost $153,402,553)(a)		177,169,973

Other Assets, Less Liabilities (1.7%)		3,060,873

Total Net Assets (100.0%)		180,230,846

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $153,402,553 and the net unrealized appreciation of investments based on that cost was $23,767,420 which is comprised of $26,790,587 aggregate gross unrealized appreciation and $3,023,167 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

International Equity Fund

Schedule of Investments

June 30, 2005 (unaudited)

			Country	Shares/Par	$ Value
Foreign Common Stock (96.0%)

Consumer Discretionary (10.7%)
†		Accor SA	France	35,700	$1,668,196
†		British Sky Broadcasting Group PLC	United Kingdom	258,750	2,439,523
†		Compass Group PLC	United Kingdom	314,150	1,318,438
†		Fuji Photo Film Co., Ltd.	Japan	33,900	1,103,857
†		GKN PLC	United Kingdom	442,090	2,035,421
†		Koninklijke (Royal) Philips Electronics NV	Netherlands	95,717	2,407,924
†		Michelin SA - Class B	France	33,410	2,028,846
†		Pearson PLC	United Kingdom	164,440	1,929,879
†		Reed Elsevier NV	Netherlands	137,730	1,914,825
†		Sony Corp.	Japan	50,400	1,737,189
†		Valeo SA	France	20,532	919,339
†		Volkswagen AG	Germany	44,480	2,030,032
†		Wolters Kluwer NV	Netherlands	21,540	410,993

		Total			21,944,462

Consumer Staples (3.6%)
†		Boots Group PLC	United Kingdom	129,500	1,410,004
†		Cadbury Schweppes PLC	United Kingdom	232,230	2,211,593
†		Nestle SA	Switzerland	8,330	2,129,494
†		Unilever PLC	United Kingdom	164,590	1,582,572

		Total			7,333,663

Energy (6.3%)
†		BP PLC	United Kingdom	222,790	2,317,689
†		ENI SPA	Italy	87,970	2,259,448
†		Repsol YPF SA	Spain	106,100	2,701,804
†		SBM Offshore NV	Netherlands	24,160	1,654,534
†		Shell Transport & Trading Co., PLC	United Kingdom	303,290	2,939,256
†		Total SA	France	3,970	930,086

		Total			12,802,817

Financials (20.5%)
		ACE, Ltd.	Bermuda	49,460	2,218,281
†		Australia & New Zealand Banking Group, Ltd.	Australia	19,230	317,577
†		Axa SA	France	99,719	2,480,979
†	*	Banca Nazionale Del Lavoro SPA	Italy	335,109	1,155,189
†		Banco Santander Central Hispano SA	Spain	193,870	2,239,497
†		Cheung Kong Holdings, Ltd.	Hong Kong	223,000	2,155,274
†		DBS Group Holdings, Ltd.	Singapore	256,000	2,164,325
†		HSBC Holdings PLC	United Kingdom	115,600	1,847,387
†		ING Groep NV	Netherlands	92,130	2,593,017
†		Kookmin Bank	South Korea	47,000	2,141,231
†		Lloyds TSB Group PLC	United Kingdom	242,970	2,054,613
†		National Australia Bank, Ltd.	Australia	109,910	2,570,303
†		Nomura Holdings, Inc.	Japan	72,200	858,045
†		Nordea Bank AB	Sweden	179,410	1,626,737
†		Nordea Bank AB	Sweden	195,030	1,755,052
†		Riunione Adriatica di Sicurta SPA	Italy	96,015	1,864,266
†		Royal Bank of Scotland Group PLC	United Kingdom	64,040	1,929,308

†	Sompo Japan Insurance, Inc.	Japan	236,000	2,373,212
†	Standard Chartered PLC	United Kingdom	79,550	1,450,548
†	Swire Pacific, Ltd. - Class A	Hong Kong	166,000	1,461,583
†	Swire Pacific, Ltd. - Class B	Hong Kong	598,500	969,605
†*	Swiss Re	Switzerland	36,590	2,243,280
	XL Capital, Ltd. - Class A	Bermuda	20,300	1,510,726

	Total			41,980,035

Health Care (5.5%)
†*	CK Life Sciences International Holdings, Inc.	Hong Kong	2,560	356
†	GlaxoSmithKline PLC	United Kingdom	77,740	1,876,462
†	Olympus Corp.	Japan	49,000	936,504
†	Ono Pharmaceutical Co., Ltd.	Japan	19,700	931,600
†	SANOFI-AVENTIS	France	34,683	2,840,622
†	Shire Pharmaceuticals Group PLC	United Kingdom	238,840	2,616,130
†	Takeda Pharmaceutical Co., Ltd.	Japan	43,300	2,142,770

	Total			11,344,444

Industrials (15.7%)
†*	Adecco SA	Switzerland	26,660	1,210,646
†	Atlas Copco AB	Sweden	141,990	2,245,784
†	BAE Systems PLC	United Kingdom	732,000	3,748,726
†*	British Airways PLC	United Kingdom	267,250	1,256,933
†	Deutsche Post AG	Germany	128,710	3,006,554
†	East Japan Railway Co.	Japan	233	1,195,551
	Empresa Brasiliera de Aeronautica SA, ADR	Brazil	31,570	1,044,020
†	Hutchison Whampoa, Ltd.	Hong Kong	233,000	2,093,505
†	KCI Konecranes International OYJ	Finland	35,290	1,506,391
†	Rentokil Initial PLC	United Kingdom	570,460	1,624,888
†*	Rolls Royce Group PLC	United Kingdom	408,530	2,095,389
†	Rolls-Royce Group PLC - Class B	United Kingdom	20,426,500	36,613
†	Securitas AB - Class B	Sweden	135,450	2,255,471
†	Smiths Group PLC	United Kingdom	102,720	1,689,950
†	Societe Bic SA	France	18,578	1,108,316
†	Toto, Ltd.	Japan	180,000	1,419,565
†*	Vestas Wind Systems A/S	Denmark	178,413	2,945,862
†	Volvo AB - Class B	Sweden	40,900	1,660,342

	Total			32,144,506

Information Technology (6.9%)
*	Celestica, Inc.	Canada	87,600	1,172,959
*	Check Point Software Technologies, Ltd.	Israel	81,590	1,615,482
†	Compal Electronics, Inc.	Taiwan	1,159,000	1,150,425
†	Hitachi, Ltd.	Japan	256,000	1,551,548
†	Mabuchi Motor Co., Ltd.	Japan	11,500	662,071
†	Nintendo Co., Ltd.	Japan	13,800	1,438,833
†	Samsung Electronics Co., Ltd.	South Korea	9,830	4,661,887
†	Toshiba Corp.	Japan	493,000	1,955,357

	Total			14,208,562

Materials (10.8%)
†	Akzo Nobel NV	Netherlands	51,780	2,033,004
	Alcan, Inc.	Canada	88,390	2,654,298
†	Alumina, Ltd.	Australia	405,550	1,711,779
†	BASF AG	Germany	44,220	2,932,109
†	Bayer AG	Germany	56,770	1,888,896

†	BHP Billiton, Ltd.	Australia	174,510	2,389,616
*	Cia Vale Do Rio Doce, ADR	Brazil	87,150	2,213,610
	Domtar, Inc.	Canada	97,740	722,995
†	Norske Skogindustrier ASA	Norway	123,180	2,017,472
†	Stora Enso OYJ - Class R	Finland	141,510	1,805,943
†	UPM-Kymmene Corp.	Finland	84,760	1,625,591

	Total			21,995,313

Telecommunication Services (8.8%)
	BCE, Inc.	Canada	91,050	2,155,821
	KT Corp., ADR	South Korea	82,460	1,772,890
†	Nippon Telegraph & Telephone Corp.	Japan	414	1,776,029
†	Portugal Telecom SA	Portugal	135,250	1,289,096
	SK Telecom Co., Ltd., ADR	South Korea	69,330	1,414,332
	Telefonica SA, ADR	Spain	56,360	2,756,005
	Telefonos de Mexico SA, ADR	Mexico	110,560	2,088,478
†	Telenor ASA	Norway	258,370	2,050,231
†	Vodafone Group PLC	United Kingdom	1,082,090	2,630,475

	Total			17,933,357

Utilities (7.2%)
†	E.ON AG	Germany	31,420	2,790,623
†	Endesa SA	Spain	44,630	1,044,971
†	Hong Kong Electric Holdings, Ltd.	Hong Kong	332,248	1,514,446
†	Iberdrola SA	Spain	82,830	2,178,884
†	Korea Electric Power Corp.	South Korea	48,010	1,474,397
†	National Grid Transco PLC	United Kingdom	233,870	2,262,466
†	Suez SA	France	129,390	3,500,975

	Total			14,766,762

	Total Foreign Common Stock (Cost: $145,208,067)			196,453,921

Money Market Investment (4.0%)

Finance Lessors (3.0%)
	Thunder Bay Funding, 3.05%, 7/1/05	United States	3,000,000	3,000,000
	Thunder Bay Funding, 3.09%, 7/7/05	United States	3,000,000	2,998,455

	Total			5,998,455

Short Term Business Credit (1.0%)
	UBS Finance Delaware LLC, 3.35%, 7/1/05	United States	2,100,000	2,100,000

	Total			2,100,000

	Total Money Market Investment (Cost: $8,098,455)			8,098,455

	Total Investments (100.0%) (Cost $153,306,522)(a)			204,552,376

	Other Assets, Less Liabilities (0.0%)			(4,140)

	Total Net Assets (100.0%)			204,548,236

*	Non-Income Producing

ADR - American Depository Receipt

†	Security was fair valued under procedures adopted by the Board of Directors.
a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $153,306,522 and the net unrealized appreciation of investments based on that cost was $51,245,854 which is comprised of $53,632,896 aggregate gross unrealized appreciation and $2,387,042 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	22.1%
Japan	9.8%
France	7.6%
Germany	6.2%
South Korea	5.6%
Netherlands	5.4%
Spain	5.3%
Other	38.0%
Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Index 400 Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
Common Stocks (91.0%)

Consumer Discretionary (17.8%)
*	99 Cents Only Stores	10,300	$130,913
	Abercrombie & Fitch Co. - Class A	15,200	1,044,240
*	Advance Auto Parts, Inc.	12,900	832,695
*	Aeropostale, Inc.	9,700	325,920
	American Eagle Outfitters, Inc.	23,200	711,080
	American Greetings Corp. - Class A	12,100	320,650
*	AnnTaylor Stores Corp.	12,300	298,644
	Applebee’s International, Inc.	14,200	376,158
	ArvinMeritor, Inc.	12,275	218,372
	Bandag, Inc.	2,700	124,335
*	Barnes & Noble, Inc.	11,100	430,680
	Belo Corp. - Class A	18,800	450,636
	Blyth, Inc.	6,200	173,910
	Bob Evans Farms, Inc.	6,200	144,584
	Borders Group, Inc.	12,400	313,844
	BorgWarner, Inc.	9,800	525,966
	Boyd Gaming Corp.	11,600	593,108
*	Brinker International, Inc.	15,450	618,773
	Callaway Golf Co.	12,400	191,332
*	Career Education Corp.	17,900	655,319
*	CarMax, Inc.	18,200	485,030
	Catalina Marketing Corp.	8,600	218,526
	CBRL Group, Inc.	8,300	322,538
*	The Cheesecake Factory, Inc.	13,600	472,328
*	Chico’s FAS, Inc.	31,200	1,069,536
	Claire’s Stores, Inc.	17,300	416,065
*	Corinthian Colleges, Inc.	15,900	203,043
	D.R. Horton, Inc.	51,299	1,929,354
*	DeVry, Inc.	11,300	224,870
*	Dollar Tree Stores, Inc.	19,750	474,000
*	Education Management Corp.	11,900	401,387
*	Emmis Communications Corp. - Class A	5,780	102,133
*	Entercom Communications Corp. - Class A	7,700	256,333
	Foot Locker, Inc.	27,300	743,106
	Furniture Brands International, Inc.	9,300	200,973
	Gentex Corp.	27,200	495,040
	GTECH Holdings Corp.	20,300	593,572
	Harman International Industries, Inc.	11,300	919,368
	Harte-Hanks, Inc.	12,550	373,112
*	Hovnanian Enterprises, Inc. - Class A	8,500	554,200
	International Speedway Corp. - Class A	7,700	433,202
*	ITT Educational Services, Inc.	8,000	427,360
*	Krispy Kreme Doughnuts, Inc.	10,800	75,168
*	Laureate Education, Inc.	8,651	414,037
	Lear Corp.	11,700	425,646
	Lee Enterprises, Inc.	7,900	316,711
	Lennar Corp. - Class A	25,200	1,598,940
	Media General, Inc. - Class A	4,200	271,992
	Michaels Stores, Inc.	23,600	976,332
	Modine Manufacturing Co.	5,700	185,592
*	Mohawk Industries, Inc.	10,400	858,000
	The Neiman Marcus Group, Inc. - Class A	8,600	833,512
*	O’Reilly Automotive, Inc.	18,000	536,580
	Outback Steakhouse, Inc.	11,900	538,356
*	Pacific Sunwear of California, Inc.	13,000	298,870
*	Payless ShoeSource, Inc.	11,921	228,883
	PETsMART, Inc.	25,500	773,925
	Pier 1 Imports, Inc.	15,100	214,269
	The Reader’s Digest Association, Inc. - Class A	17,400	287,100
	Regis Corp.	7,800	304,824

*	Rent-A-Center, Inc.	12,300	286,467
	Ross Stores, Inc.	25,700	742,987
	Ruby Tuesday, Inc.	11,200	290,080
	Ryland Group, Inc.	8,300	629,721
*	Saks, Inc.	24,400	462,868
*	Scholastic Corp.	6,500	250,575
*	Sotheby’s Holdings, Inc. - Class A	8,300	113,710
	Thor Industries, Inc.	8,100	254,583
*	The Timberland Co. - Class A	10,800	418,176
*	Toll Brothers, Inc.	10,800	1,096,740
	Tupperware Corp.	9,900	231,363
*	Urban Outfitters, Inc.	11,400	646,266
*	Valassis Communications, Inc.	9,000	333,450
	The Washington Post Co. - Class B	1,200	1,002,036
	Westwood One, Inc.	15,400	314,622
*	Williams-Sonoma, Inc.	20,500	811,185

	Total		36,819,801

Consumer Staples (4.3%)
*	BJ’s Wholesale Club, Inc.	12,200	396,378
	Church & Dwight Co., Inc.	11,050	400,010
*	Constellation Brands, Inc. - Class A	36,000	1,062,000
*	Dean Foods Co.	26,037	917,544
*	Energizer Holdings, Inc.	12,400	770,908
	Hormel Foods Corp.	18,400	539,672
	The J.M. Smucker Co.	10,180	477,849
	Lancaster Colony Corp.	5,400	231,768
	PepsiAmericas, Inc.	18,500	474,710
	Ruddick Corp.	7,800	199,134
*	Smithfield Foods, Inc.	17,500	477,225
	Tootsie Roll Industries, Inc.	7,463	218,293
*	TreeHouse Foods, Inc.	5,207	148,452
	Tyson Foods, Inc. - Class A	53,090	945,002
	Universal Corp.	4,500	197,010
	Whole Foods Market, Inc.	11,200	1,324,959

	Total		8,780,914

Energy (7.8%)
	Arch Coal, Inc.	11,000	599,170
*	Cooper Cameron Corp.	9,400	583,270
	ENSCO International, Inc.	26,400	943,800
*	FMC Technologies, Inc.	11,999	383,608
*	Forest Oil Corp.	9,600	403,200
*	Grant Prideco, Inc.	21,600	571,320
*	Hanover Compressor Co.	13,700	157,687
	Helmerich & Payne, Inc.	8,900	417,588
	Murphy Oil Corp.	30,600	1,598,238
*	Newfield Exploration Co.	22,100	881,569
	Noble Energy, Inc.	15,200	1,149,880
	Overseas Shipholding Group, Inc.	6,100	363,865
	Patterson-UTI Energy, Inc.	29,500	820,985
	Peabody Energy Corp.	20,600	1,072,024
	Pioneer Natural Resources Co.	25,300	1,064,624
*	Plains Exploration & Production Co.	13,500	479,655
	Pogo Producing Co.	11,100	576,312
*	Pride International, Inc.	25,700	660,490
	Smith International, Inc.	18,500	1,178,450
	Tidewater, Inc.	10,600	404,072
*	Weatherford International, Ltd.	24,200	1,403,116
	Western Gas Resources, Inc.	11,300	394,370

	Total		16,107,293

Financials (16.1%)
	A.G. Edwards, Inc.	13,300	600,495
*	Allmerica Financial Corp.	9,300	344,937
	AMB Property Corp.	14,700	638,421
	American Financial Group, Inc.	10,200	341,904
*	AmeriCredit Corp.	26,600	678,300
	AmerUs Group, Co.	6,900	331,545
	Arthur J. Gallagher & Co.	16,100	436,793
	Associated Banc-Corp.	22,611	761,086
	Astoria Financial Corp.	18,000	512,460
	Bank of Hawaii Corp.	9,300	471,975
	Brown & Brown, Inc.	10,900	489,846
	City National Corp.	7,900	566,509
	The Colonial BancGroup, Inc.	27,100	597,826
	Commerce Bancorp, Inc.	27,700	839,587
	Cullen/Frost Bankers, Inc.	8,500	405,025
	Developers Diversified Realty Corp.	18,900	868,644
	Eaton Vance Corp.	23,300	557,103
	Everest Re Group, Ltd.	9,800	911,400
	Fidelity National Financial, Inc.	30,513	1,089,009
	The First American Corp.	15,000	602,100
	FirstMerit Corp.	14,700	383,817
	Greater Bay Bancorp	8,900	234,693
	HCC Insurance Holdings, Inc.	11,900	450,653
	Hibernia Corp. - Class A	27,100	899,178
	Highwoods Properties, Inc.	9,400	279,744
	Horace Mann Educators Corp.	7,500	141,150
	Hospitality Properties Trust	11,800	520,026
	Independence Community Bank Corp.	13,700	505,941
	IndyMac Bancorp, Inc.	10,900	443,957
	Investors Financial Services Corp.	11,600	438,712
	Jefferies Group, Inc.	9,000	341,010
*	LaBranche & Co., Inc.	10,000	63,000
	Legg Mason, Inc.	19,000	1,978,090
	Leucadia National Corp.	16,600	641,258
	Liberty Property Trust	15,100	669,081
	Mack-Cali Realty Corp.	9,900	448,470
	Mercantile Bankshares Corp.	13,800	711,114
	MoneyGram International, Inc.	15,000	286,800
	New Plan Excel Realty Trust, Inc.	18,000	489,060
	New York Community Bancorp, Inc.	42,688	773,507
	Ohio Casualty Corp.	10,900	263,562
	Old Republic International Corp.	31,900	806,751
	The PMI Group, Inc.	16,500	643,170
	Protective Life Corp.	12,100	510,862
	Radian Group, Inc.	15,500	731,910
	Raymond James Financial, Inc.	11,600	327,700
	Rayonier, Inc.	8,805	466,929
	Regency Centers Corp.	11,000	629,200
	SEI Investments Co.	14,700	549,045
	StanCorp Financial Group, Inc.	5,000	382,900
*	SVB Financial Group	6,300	301,770
	TCF Financial Corp.	22,200	574,536
	Texas Regional Bancshares, Inc. - Class A	7,200	219,456
	United Dominion Realty Trust, Inc.	24,000	577,200
	Unitrin, Inc.	10,100	495,910
	W.R. Berkley Corp.	20,775	741,252
	Waddell & Reed Financial, Inc. - Class A	14,500	268,250
	Washington Federal, Inc.	15,134	355,952
	Webster Financial Corp.	9,400	438,886
	Weingarten Realty Investors	14,800	580,456
	Westamerica Bancorporation	5,900	311,579
	Wilmington Trust Corp.	11,800	424,918

	Total		33,346,420

Health Care (10.9%)
*	Advanced Medical Optics, Inc.	11,292	448,857

*	Apria Healthcare Group, Inc.	8,500	294,440
*	Barr Pharmaceuticals, Inc.	16,175	788,370
	Beckman Coulter, Inc.	10,800	686,556
*	Cephalon, Inc.	10,100	402,081
*	Charles River Laboratories International, Inc.	11,600	559,700
*	Community Health Systems, Inc.	11,700	442,143
*	Covance, Inc.	11,000	493,570
*	Coventry Health Care, Inc.	18,604	1,316,232
*	Cytyc Corp.	19,800	436,788
	DENTSPLY International, Inc.	13,300	718,200
*	Edwards Lifesciences Corp.	10,400	447,408
*	Gen-Probe, Inc.	8,700	315,201
*	Health Net, Inc.	19,400	740,304
*	Henry Schein, Inc.	15,100	626,952
	Hillenbrand Industries, Inc.	10,300	520,665
*	INAMED Corp.	6,300	421,911
*	Invitrogen Corp.	9,000	749,610
*	IVAX Corp.	40,500	870,750
*	LifePoint Hospitals, Inc.	8,600	434,472
*	Lincare Holdings, Inc.	17,500	714,700
*	Martek Biosciences Corp.	5,400	204,930
*	Millennium Pharmaceuticals, Inc.	53,600	496,872
	Omnicare, Inc.	18,200	772,226
*	PacifiCare Health Systems, Inc.	15,200	1,086,040
*	Par Pharmaceutical Companies, Inc.	5,900	187,679
*	Patterson Companies, Inc.	24,000	1,081,920
	Perrigo Co.	15,500	216,070
*	Protein Design Labs, Inc.	18,400	371,864
*	Renal Care Group, Inc.	11,850	546,285
*	Sepracor, Inc.	18,400	1,104,184
	STERIS Corp.	12,100	311,817
*	Techne Corp.	6,700	307,597
*	Triad Hospitals, Inc.	13,714	749,333
	Universal Health Services, Inc. - Class B	10,200	634,236
	Valeant Pharmaceuticals International	16,000	282,080
*	Varian, Inc.	6,100	230,519
*	Varian Medical Systems, Inc.	23,400	873,522
*	VCA Antech, Inc.	13,300	322,525
*	Vertex Pharmaceuticals, Inc.	16,100	271,124

	Total		22,479,733

Industrials (10.3%)
	Adesa, Inc.	16,000	348,320
*	AGCO Corp.	15,800	302,096
*	AirTran Holdings, Inc.	15,000	138,450
*	Alaska Air Group, Inc.	4,500	133,875
	Alexander & Baldwin, Inc.	7,600	352,260
*	Alliant Techsystems, Inc.	6,600	465,960
	AMETEK, Inc.	12,100	506,385
	Banta Corp.	4,400	199,584
	The Brink’s Co.	9,900	356,400
	C.H. Robinson Worldwide, Inc.	14,900	867,180
	Carlisle Companies, Inc.	5,400	370,602
*	ChoicePoint, Inc.	15,533	622,097
	CNF, Inc.	9,000	404,100
*	Copart, Inc.	14,000	333,200
	Crane Co.	9,700	255,110
	Deluxe Corp.	8,800	357,280
	Donaldson Co., Inc.	13,400	406,422
*	The Dun & Bradstreet Corp.	12,100	745,965
*	Dycom Industries, Inc.	8,500	168,385
	Expeditors International of Washington, Inc.	18,600	926,466
	Fastenal Co.	11,900	728,994
	Federal Signal Corp.	8,400	131,040
*	Flowserve Corp.	9,700	293,522
	GATX Corp.	8,600	296,700
	Graco, Inc.	12,100	412,247

	Granite Construction, Inc.	6,500	182,650
	Harsco Corp.	7,300	398,215
	Herman Miller, Inc.	12,200	376,248
	HNI Corp.	9,100	465,465
	Hubbell, Inc. - Class B	10,800	476,280
	J.B. Hunt Transport Services, Inc.	24,100	465,130
*	Jacobs Engineering Group, Inc.	9,900	556,974
*	JetBlue Airways Corp.	17,150	350,546
	Kelly Services, Inc. - Class A	4,800	137,472
	Kennametal, Inc.	6,600	302,610
*	Korn/Ferry International	6,100	108,275
	Manpower, Inc.	15,700	624,546
	Nordson Corp.	5,700	195,396
	Pentair, Inc.	17,700	757,737
	Precision Castparts Corp.	11,600	903,640
*	Quanta Services, Inc.	17,000	149,600
	Republic Services, Inc.	22,600	813,826
	Rollins, Inc.	8,650	173,346
*	Sequa Corp. - Class A	1,500	99,255
	SPX Corp.	13,100	602,338
*	Stericycle, Inc.	7,800	392,496
*	Swift Transportation Co., Inc.	10,800	251,532
	Tecumseh Products Co. - Class A	3,200	87,808
	Teleflex, Inc.	6,700	397,779
*	Thomas & Betts Corp.	10,400	293,696
	Trinity Industries, Inc.	7,400	237,022
*	United Rentals, Inc.	12,700	256,667
	Werner Enterprises, Inc.	11,075	217,513
*	Yellow Roadway Corp.	10,000	508,000
	York International Corp.	7,300	277,400

	Total		21,182,102

Information Technology (12.6%)
*	3Com Corp.	66,500	242,060
*	Activision, Inc.	33,233	549,009
	Acxiom Corp.	15,000	313,200
	ADTRAN, Inc.	12,000	297,480
*	Advent Software, Inc.	4,700	95,222
*	Alliance Data Systems Corp.	11,600	470,496
	Amphenol Corp. - Class A	15,500	622,635
*	Anteon International Corp.	5,600	255,472
*	Arrow Electronics, Inc.	20,300	551,348
*	Atmel Corp.	78,500	186,045
*	Avnet, Inc.	21,100	475,383
*	Avocent Corp.	8,700	227,418
*	The BISYS Group, Inc.	21,100	315,234
*	Cabot Microelectronics Corp.	4,285	124,222
*	Cadence Design Systems, Inc.	47,300	646,118
	CDW Corp.	12,900	736,461
*	Ceridian Corp.	26,100	508,428
	Certegy, Inc.	10,900	416,598
*	CheckFree Corp.	14,700	500,682
*	Cognizant Technology Solutions Corp. - Class A	23,300	1,098,129
*	CommScope, Inc.	8,900	154,949
*	Credence Systems Corp.	16,000	144,800
*	Cree, Inc.	13,400	341,298
*	CSG Systems International, Inc.	8,900	168,922
*	Cypress Semiconductor Corp.	22,500	283,275
	Diebold, Inc.	12,500	563,875
*	DST Systems, Inc.	13,200	617,760
*	F5 Networks, Inc.	6,400	302,304
	Fair Isaac Corp.	11,750	428,875
*	Fairchild Semiconductor International, Inc.	20,900	308,275
*	Gartner, Inc.	14,900	158,238
	Harris Corp.	23,300	727,193
	Imation Corp.	5,900	228,861
*	Integrated Circuit Systems, Inc.	12,300	253,872

*	Integrated Device Technology, Inc.	18,400	197,800
*	International Rectifier Corp.	11,800	563,096
	Intersil Corp. - Class A	26,300	493,651
	Jack Henry & Associates, Inc.	14,200	260,002
*	Keane, Inc.	9,800	134,260
*	KEMET Corp.	15,100	95,130
*	Lam Research Corp.	24,400	706,136
*	Lattice Semiconductor Corp.	19,800	87,912
*	LTX Corp.	10,700	53,072
*	Macromedia, Inc.	12,900	493,038
*	Macrovision Corp.	8,700	196,098
*	McAfee, Inc.	28,000	733,040
*	McDATA Corp. - Class A	27,500	110,000
*	Mentor Graphics Corp.	13,300	136,325
*	Micrel, Inc.	13,900	160,128
	Microchip Technology, Inc.	36,200	1,072,244
*	MPS Group, Inc.	17,900	168,618
	National Instruments Corp.	11,650	246,980
*	Newport Corp.	7,500	103,950
	Plantronics, Inc.	8,600	312,696
*	Plexus Corp.	7,600	108,148
*	Polycom, Inc.	17,200	256,452
*	Powerwave Technologies, Inc.	17,400	177,828
	The Reynolds and Reynolds Co. - Class A	10,200	275,706
*	RF Micro Devices, Inc.	32,800	178,104
*	RSA Security, Inc.	12,200	140,056
*	SanDisk Corp.	31,600	749,868
*	Semtech Corp.	13,000	216,450
*	Silicon Laboratories, Inc.	7,900	207,059
*	Storage Technology Corp.	18,600	674,994
*	Sybase, Inc.	15,600	286,260
*	Synopsys, Inc.	25,400	423,418
*	Tech Data Corp.	10,200	373,422
*	The Titan Corp.	14,800	336,552
*	Transaction Systems Architects, Inc. - Class A	6,300	155,169
*	TriQuint Semiconductor, Inc.	24,037	80,043
*	UTStarcom, Inc.	18,200	136,318
*	Vishay Intertechnology, Inc.	32,200	382,214
*	Western Digital Corp.	37,200	499,224
*	Wind River Systems, Inc.	13,600	213,248
*	Zebra Technologies Corp. - Class A	12,550	549,565

	Total		26,058,411

Materials (3.8%)
	Airgas, Inc.	12,300	303,441
	Albemarle Corp.	8,000	291,760
	Bowater, Inc.	9,700	313,989
	Cabot Corp.	11,000	363,000
	Crompton Corp.	20,078	284,104
	Cytec Industries, Inc.	7,500	298,500
	Ferro Corp.	7,300	144,978
*	FMC Corp.	6,500	364,910
	Longview Fibre Co.	8,900	182,895
	The Lubrizol Corp.	11,800	495,718
	Lyondell Chemical Co.	38,000	1,003,960
	Martin Marietta Materials, Inc.	8,200	566,784
	Minerals Technologies, Inc.	3,600	221,760
	Olin Corp.	12,400	226,176
	P.H. Glatfelter Co.	6,500	80,600
	Packaging Corp. of America	14,800	311,540
	Potlatch Corp.	5,100	266,883
	RPM International, Inc.	20,500	374,330
*	The Scotts Miracle-Gro Co. - Class A	4,800	341,808
	Sensient Technologies Corp.	8,200	169,002
	Sonoco Products Co.	17,300	458,450
	Steel Dynamics, Inc.	7,200	189,000
	The Valspar Corp.	9,000	434,610

	Worthington Industries, Inc.	14,000	221,200

	Total		7,909,398

Telecommunication Services (0.5%)
*	Cincinnati Bell, Inc.	42,900	184,470
	Telephone and Data Systems, Inc.	19,100	779,471

	Total		963,941

Utilities (6.9%)
	AGL Resources, Inc.	13,500	521,775
	Alliant Energy Corp.	20,300	571,445
	Aqua America, Inc.	16,325	485,506
*	Aquila, Inc.	42,300	152,703
	Black Hills Corp.	5,700	210,045
	DPL, Inc.	22,100	606,645
	Duquesne Light Holdings, Inc.	13,400	250,312
	Energy East Corp.	25,700	744,786
	Equitable Resources, Inc.	10,700	727,600
	Great Plains Energy, Inc.	13,000	414,570
	Hawaiian Electric Industries, Inc.	14,100	378,021
	IDACORP, Inc.	7,400	226,662
	MDU Resources Group, Inc.	20,700	583,119
	National Fuel Gas Co.	13,700	396,067
	Northeast Utilities	22,500	469,350
	NSTAR	18,600	573,438
	OGE Energy Corp.	15,700	454,358
	ONEOK, Inc.	18,200	594,230
	Pepco Holdings, Inc.	32,900	787,626
	PNM Resources, Inc.	12,000	345,720
	Puget Energy, Inc.	17,500	409,150
	Questar Corp.	14,800	975,320
	SCANA Corp.	19,700	841,387
*	Sierra Pacific Resouces	20,558	255,947
	Vectren Corp.	13,300	382,109
	Westar Energy, Inc.	15,000	360,450
	WGL Holdings, Inc.	8,500	285,940
	Wisconsin Energy Corp.	20,500	799,500
	WPS Resources Corp.	6,600	371,250

	Total		14,175,031

	Total Common Stocks (Cost: $140,268,282)		187,823,044

Money Market Investments (9.1%)

Federal Government & Agencies (0.8%)
(b)	Freddie Discount, 3.29%, 9/20/05	1,600,000	1,587,904

	Total		1,587,904

Finance Lessors (2.9%)
(b)	Ranger Funding Co. LLC, 3.28%, 7/25/05	3,000,000	2,993,440
(b)	Thunder Bay Funding, Inc., 3.05%, 7/1/05	3,000,000	2,999,999

	Total		5,993,439

National Commercial Banks (1.1%)
(b)	UBS Finance Delaware LLC, 3.37%, 7/1/05	2,300,000	2,300,000

	Total		2,300,000

Security Brokers and Dealers (1.4%)
(b)	Morgan Stanley Dean Witter, 3.28%, 7/26/05	3,000,000	2,993,167

	Total		2,993,167

Short Term Business Credit (1.5%)
(b)	Old Line Funding Corp., 3.27%, 7/14/05	3,000,000	2,996,458

	Total		2,996,458

Utilities (1.4%)
(b)	National Rural Utility, 3.27%, 7/27/05	3,000,000	2,992,915

	Total		2,992,915

	Total Money Market Investments (Cost: $18,864,117)		18,863,883

	Total Investments (100.1%) (Cost $159,132,399)(a)		206,686,927

	Other Assets, Less Liabilities (-0.1%)		(125,704)

	Total Net Assets (100.0%)		206,561,223

*	Non-Income Producing
(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $159,132,399 and the net unrealized appreciation of investments based on that cost was $47,554,528 which is comprised of $56,304,069 aggregate gross unrealized appreciation and $8,749,541 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
MIDCAP 400 INDEX FUTURES (Total Notional Value at June 30, 2005, $18,536,000 )	54	9/05	$49,450

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Growth Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
Common Stocks (93.4%)

Consumer Discretionary (16.7%)
*	Bed Bath & Beyond, Inc.	17,000	$710,260
	Best Buy Co., Inc.	14,400	987,120
	Carnival Corp.	26,400	1,440,120
*	Comcast Corp. - Class A	25,343	778,030
*	eBay, Inc.	17,100	564,471
	Fortune Brands, Inc.	29,000	2,575,200
	Harley-Davidson, Inc.	13,500	669,600
	J. C. Penney Co., Inc.	36,800	1,934,944
*	Kohl’s Corp.	18,800	1,051,108
	Lowe’s Companies, Inc.	22,800	1,327,416
	McDonald’s Corp.	37,700	1,046,175
	The McGraw-Hill Companies, Inc.	35,400	1,566,450
	News Corp. - Class A	74,100	1,198,938
	NIKE, Inc. - Class B	15,500	1,342,300
	Omnicom Group, Inc.	9,200	734,712
	Staples, Inc.	62,200	1,326,104
	Starwood Hotels & Resorts Worldwide, Inc.	12,000	702,840
	Target Corp.	51,200	2,785,792
*	Time Warner, Inc.	63,400	1,059,414
	Viacom, Inc. - Class B	15,000	480,300

	Total		24,281,294

Consumer Staples (7.1%)
	Altria Group, Inc.	29,400	1,901,004
	Avon Products, Inc.	29,500	1,116,575
	PepsiCo, Inc.	38,980	2,102,191
	The Procter & Gamble Co.	31,300	1,651,075
	Wal-Mart Stores, Inc.	47,000	2,265,400
	Walgreen Co.	27,300	1,255,527

	Total		10,291,772

Energy (6.6%)
	ConocoPhillips	27,686	1,591,668
	EOG Resources, Inc.	36,600	2,078,880
	Exxon Mobil Corp.	46,784	2,688,677
	Halliburton Co.	34,000	1,625,880
	Noble Corp.	25,600	1,574,656

	Total		9,559,761

Financials (13.2%)
	American Express Co.	27,700	1,474,471
	American International Group, Inc.	30,300	1,760,430
	Capital One Financial Corp.	13,100	1,048,131
	Citigroup, Inc.	43,200	1,997,136
	Genworth Financial, Inc.	35,300	1,067,119
	Goldman Sachs Group, Inc.	11,000	1,122,220
	Legg Mason, Inc.	10,600	1,103,566
	Lehman Brothers Holdings, Inc.	12,700	1,260,856
	Principal Financial Group, Inc.	33,400	1,399,460
	Prudential Financial, Inc.	33,200	2,179,912
	U.S. Bancorp	49,100	1,433,720
	Wachovia Corp.	22,100	1,096,160

	Wells Fargo & Co.	36,400	2,241,512

	Total		19,184,693

Health Care (16.5%)
	Abbott Laboratories	41,800	2,048,618
*	Aetna, Inc.	8,500	703,970
*	Amgen, Inc.	39,300	2,376,078
*	Caremark Rx, Inc.	33,300	1,482,516
	Eli Lilly and Co.	20,900	1,164,339
*	Fisher Scientific International, Inc.	21,900	1,421,310
*	Genentech, Inc.	18,900	1,517,292
*	Gilead Sciences, Inc.	32,700	1,438,473
	Johnson & Johnson	38,000	2,470,000
	Medtronic, Inc.	32,500	1,683,175
	Novartis AG, ADR	13,400	635,696
	Pfizer, Inc.	73,300	2,021,614
*	St. Jude Medical, Inc.	37,500	1,635,375
	Teva Pharmaceutical Industries, Ltd., ADR	43,200	1,345,248
	UnitedHealth Group, Inc.	16,400	855,096
*	Zimmer Holdings, Inc.	16,300	1,241,571

	Total		24,040,371

Industrials (9.0%)
	3M Co.	7,700	556,710
	American Standard Companies, Inc.	79,400	3,328,448
	Caterpillar, Inc.	8,800	838,728
	FedEx Corp.	26,800	2,171,068
	General Electric Co.	134,200	4,650,030
	Tyco International, Ltd.	50,700	1,480,440

	Total		13,025,424

Information Technology (21.9%)
*	Accenture Ltd. - Class A	49,800	1,128,966
*	Advanced Micro Devices, Inc.	38,400	665,856
*	Affiliated Computer Services, Inc. - Class A	24,300	1,241,730
*	Amdocs, Ltd.	28,900	763,827
*	ASML Holding N.V.	63,200	989,712
*	Broadcom Corp. - Class A	30,900	1,097,259
*	Cisco Systems, Inc.	122,200	2,335,242
*	Dell, Inc.	58,300	2,303,433
*	Electronic Arts, Inc.	5,300	300,033
	First Data Corp.	31,800	1,276,452
*	Fiserv, Inc.	15,037	645,839
*	Google, Inc. - Class A	3,100	911,865
	Intel Corp.	78,000	2,032,680
	International Business Machines Corp.	20,400	1,513,680
*	Lexmark International, Inc. - Class A	14,800	959,484
	Microsoft Corp.	163,900	4,071,277
	National Semiconductor Corp.	64,400	1,418,732
*	Oracle Corp.	81,200	1,071,840
	QUALCOMM, Inc.	18,900	623,889
*	Seagate Technology, ADR	66,200	1,161,810
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	101,569	926,309
	Telefonaktiebolaget LM Ericsson, ADR	32,000	1,022,400
	Texas Instruments, Inc.	42,800	1,201,396
*	VeriSign, Inc.	39,900	1,147,524
*	Yahoo!, Inc.	29,436	1,019,957

	Total		31,831,192

Materials (1.6%)
Alcoa, Inc.	24,900	650,637
Praxair, Inc.	35,100	1,635,660

Total		2,286,297

Telecommunication Services (0.8%)
Vodafone Group PLC, ADR	49,000	1,191,680

Total		1,191,680

Total Common Stocks (Cost: $113,864,499)		135,692,484

Money Market Investments (6.9%)

Federal Government & Agencies (0.7%)
(b) Freddie Discount, 3.29%, 9/20/05	1,000,000	992,586

Total		992,586

Finance Lessors (2.1%)
(b) Ranger Funding Co. LLC, 3.15%, 7/15/05	3,000,000	2,996,325

Total		2,996,325

Finance Services (2.1%)
(b) Preferred Receivable Funding, 3.12%, 7/13/05	3,000,000	2,996,880

Total		2,996,880

National Commercial Banks (2.0%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	3,000,000	3,000,000

Total		3,000,000

Total Money Market Investments (Cost: $9,985,791)		9,985,791

Total Investments (100.3%) (Cost $123,850,290)(a)		145,678,275

Other Assets, Less Liabilities (-0.3%)		(388,192)

Total Net Assets (100.0%)		145,290,083

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $123,850,290 and the net unrealized appreciation of investments based on that cost was $21,827,984 which is comprised of $25,006,664 aggregate gross unrealized appreciation and $3,178,680 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Total Notional Value at June 30, 2005, $6,936,763 )	23	9/05	$(62,638)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Large Cap Core Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

	Shares/Par	$ Value
Common Stocks (93.7%)

Consumer Discretionary (11.0%)
Best Buy Co., Inc.	13,000	$891,150
Carnival Corp.	25,500	1,391,025
* Comcast Corp. - Class A	23,772	729,800
Fortune Brands, Inc.	18,100	1,607,280
J. C. Penney Co., Inc.	35,200	1,850,816
Lowe’s Companies, Inc.	11,900	692,818
McDonald’s Corp.	33,300	924,075
News Corp. - Class A	72,700	1,176,286
NIKE, Inc. - Class B	17,500	1,515,500
Omnicom Group, Inc.	14,300	1,141,998
Staples, Inc.	60,150	1,282,398
Starwood Hotels & Resorts Worldwide, Inc.	12,400	726,268
Target Corp.	30,250	1,645,903
* Time Warner, Inc.	52,900	883,959

Total		16,459,276

Consumer Staples (7.6%)
Altria Group, Inc.	42,600	2,754,516
Avon Products, Inc.	29,900	1,131,715
The Gillette Co.	17,200	870,836
PepsiCo, Inc.	38,900	2,097,877
The Procter & Gamble Co.	29,200	1,540,300
Wal-Mart Stores, Inc.	37,600	1,812,320
Walgreen Co.	25,100	1,154,349

Total		11,361,913

Energy (10.1%)
BP PLC, ADR	12,300	767,274
ConocoPhillips	46,020	2,645,690
Devon Energy Corp.	17,000	861,560
EOG Resources, Inc.	38,800	2,203,840
Exxon Mobil Corp.	67,200	3,861,984
Halliburton Co.	36,300	1,735,866
Noble Corp.	14,400	885,744
Schlumberger, Ltd.	13,300	1,010,002
Valero Energy Corp.	13,800	1,091,718

Total		15,063,678

Financials (15.5%)
American Express Co.	18,100	963,463
American International Group, Inc.	31,300	1,818,530
Bank of America Corp.	44,700	2,038,767
Capital One Financial Corp.	13,500	1,080,135
The Chubb Corp.	8,800	753,368
CIT Group, Inc.	17,000	730,490
Citigroup, Inc.	35,200	1,627,296
Freddie Mac	9,700	632,731
Genworth Financial, Inc.	36,400	1,100,372
Goldman Sachs Group, Inc.	12,100	1,234,442
JPMorgan Chase & Co.	34,848	1,230,831
Legg Mason, Inc.	11,000	1,145,210
Lehman Brothers Holdings, Inc.	14,000	1,389,920

	Prudential Financial, Inc.	34,300	2,252,138
	U.S. Bancorp	59,300	1,731,560
	Wachovia Corp.	20,700	1,026,720
	Wells Fargo & Co.	38,900	2,395,462

	Total		23,151,435

Health Care (11.8%)
	Abbott Laboratories	32,100	1,573,221
*	Amgen, Inc.	22,800	1,378,488
*	Caremark Rx, Inc.	32,300	1,437,996
	Eli Lilly and Co.	24,200	1,348,182
*	Fisher Scientific International, Inc.	22,500	1,460,250
*	Genentech, Inc.	14,000	1,123,920
	Johnson & Johnson	43,300	2,814,500
	Medtronic, Inc.	27,000	1,398,330
	Pfizer, Inc.	49,974	1,378,283
*	St. Jude Medical, Inc.	31,200	1,360,632
	Teva Pharmaceutical Industries, Ltd., ADR	26,900	837,666
	UnitedHealth Group, Inc.	15,800	823,812
*	Zimmer Holdings, Inc.	8,500	647,445

	Total		17,582,725

Industrials (10.0%)
	3M Co.	15,900	1,149,570
	American Standard Companies, Inc.	32,000	1,341,440
	Canadian National Railway Co.	21,700	1,251,005
	FedEx Corp.	14,800	1,198,948
	General Electric Co.	145,200	5,031,180
	Honeywell International, Inc.	27,480	1,006,592
	Tyco International, Ltd.	41,600	1,214,720
	United Technologies Corp.	33,800	1,735,630
	Waste Management, Inc.	35,800	1,014,572

	Total		14,943,657

Information Technology (15.9%)
*	Accenture, Ltd. - Class A	36,900	836,523
*	Advanced Micro Devices, Inc.	40,300	698,802
*	Amdocs, Ltd.	29,800	787,614
*	ASML Holding N.V.	41,100	643,626
*	Broadcom Corp. - Class A	29,900	1,061,749
*	Cisco Systems, Inc.	105,400	2,014,194
*	Dell, Inc.	46,100	1,821,411
*	Electronic Arts, Inc.	5,500	311,355
	First Data Corp.	29,300	1,176,102
*	Google, Inc. - Class A	2,700	794,205
	Intel Corp.	77,100	2,009,226
	International Business Machines Corp.	21,300	1,580,460
*	Lexmark International, Inc. - Class A	11,400	739,062
	Microsoft Corp.	126,700	3,147,228
	National Semiconductor Corp.	55,000	1,211,650
*	Oracle Corp.	82,100	1,083,720
*	Seagate Technology, ADR	68,700	1,205,685
	Texas Instruments, Inc.	27,400	769,118
*	VeriSign, Inc.	41,000	1,179,160
*	Yahoo!, Inc.	17,100	592,515

	Total		23,663,405

Materials (4.2%)
	Alcoa, Inc.	23,200	606,216

The Dow Chemical Co.	24,400	1,086,532
Monsanto Co.	25,700	1,615,759
Praxair, Inc.	27,100	1,262,860
Temple-Inland, Inc.	30,400	1,129,360
Weyerhaeuser Co.	9,600	611,040

Total		6,311,767

Other Holdings (0.9%)
iShares DJ Select Dividend Index Fund	21,900	1,351,887

Total		1,351,887

Telecommunication Services (3.6%)
* Nextel Communications, Inc. - Class A	40,300	1,302,093
SBC Communications, Inc.	34,491	819,161
Sprint Corp.	59,400	1,490,346
Verizon Communications, Inc.	32,700	1,129,785
Vodafone Group PLC, ADR	28,000	680,960

Total		5,422,345

Utilities (3.1%)
DTE Energy Co.	15,300	715,581
Duke Energy Corp.	35,900	1,067,307
Edison International	21,025	852,564
PG&E Corp.	53,800	2,019,652

Total		4,655,104

Total Common Stocks (Cost: $110,454,984)		139,967,192

Money Market Investments (6.6%)

Autos (2.0%)
Daimler Chrysler Auto, 3.27%, 7/20/05	3,000,000	2,994,822

Total		2,994,822

Federal Government & Agencies (0.7%)
Freddie Discount, 3.29%, 9/20/05	1,000,000	992,440

Total		992,440

National Commercial Banks (1.9%)
(b) UBS Finance Delaware LLC, 3.37%, 7/1/05	2,900,000	2,900,000

Total		2,900,000

Utilities (2.0%)
(b) National Rural Utility, 3.27%, 7/28/05	3,000,000	2,992,643

Total		2,992,643

Total Money Market Investments (Cost: $9,880,051)		9,879,905

Total Investments (100.3%) (Cost $120,335,035)(a)		149,847,097

Other Assets, Less Liabilities (-0.3%)		(424,408)

Total Net Assets (100.0%)		149,422,689

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $120,335,035 and the net unrealized appreciation of investments based on that cost was $29,512,063 which is comprised of $31,481,062 aggregate gross unrealized appreciation and $1,968,999 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Total Notional Value at June 30, 2005, $5,127,575 )	17	9/05	$(46,700)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Index 500 Stock Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
Common Stocks (96.8%)

Consumer Discretionary (11.1%)
*	Apollo Group, Inc. - Class A	2,600	$203,372
*	AutoNation, Inc.	3,500	71,820
*	AutoZone, Inc.	1,000	92,460
*	Bed Bath & Beyond, Inc.	4,700	196,366
	Best Buy Co., Inc.	4,750	325,613
*	Big Lots, Inc.	1,800	23,832
	The Black & Decker Corp.	1,300	116,805
	Brunswick Corp.	1,500	64,980
	Carnival Corp.	8,318	453,747
	Centex Corp.	2,000	141,340
	Circuit City Stores, Inc.	3,000	51,870
	Clear Channel Communications, Inc.	8,100	250,533
*	Coach, Inc.	6,000	201,420
*	Comcast Corp. - Class A	34,884	1,070,938
	Cooper Tire & Rubber Co.	1,000	18,570
	Dana Corp.	2,378	35,694
	Darden Restaurants, Inc.	2,350	77,503
	Delphi Corp.	8,829	41,055
	Dillard’s, Inc. - Class A	1,100	25,762
	Dollar General Corp.	4,790	97,524
	Dow Jones & Co., Inc.	1,100	38,995
	Eastman Kodak Co.	4,500	120,825
*	eBay, Inc.	19,200	633,792
	Family Dollar Stores, Inc.	2,600	67,860
	Federated Department Stores, Inc.	2,737	200,567
	Ford Motor Co.	29,144	298,435
	Fortune Brands, Inc.	2,300	204,240
	Gannett Co., Inc.	3,900	277,407
	The Gap, Inc.	11,962	236,250
	General Motors Corp.	8,904	302,736
	Genuine Parts Co.	2,750	112,998
*	The Goodyear Tire & Rubber Co.	2,800	41,720
	H&R Block, Inc.	2,600	151,710
	Harley-Davidson, Inc.	4,525	224,440
	Harrah’s Entertainment, Inc.	2,900	209,003
	Hasbro, Inc.	2,650	55,094
	Hilton Hotels Corp.	6,000	143,100
	The Home Depot, Inc.	33,950	1,320,654
	International Game Technology	5,400	152,010
*	The Interpublic Group of Companies, Inc.	6,700	81,606
	J. C. Penney Co., Inc.	4,125	216,893
	Johnson Controls, Inc.	3,000	168,990
	Jones Apparel Group, Inc.	1,900	58,976
	KB HOME	1,300	99,099
	Knight-Ridder, Inc.	1,200	73,608
*	Kohl’s Corp.	5,200	290,732
	Leggett & Platt, Inc.	3,000	79,740
	Limited Brands, Inc.	6,010	128,734
	Liz Claiborne, Inc.	1,700	67,592
	Lowe’s Companies, Inc.	12,200	710,284
	Marriott International, Inc. - Class A	3,100	211,482
	Mattel, Inc.	6,500	118,950
	May Department Stores Co.	4,750	190,760
	Maytag Corp.	1,300	20,358
	McDonald’s Corp.	20,051	556,415
	The McGraw-Hill Companies, Inc.	5,900	261,075
	Meredith Corp.	700	34,342
	The New York Times Co. - Class A	2,338	72,829
	Newell Rubbermaid, Inc.	4,345	103,585
	News Corp. - Class A	45,600	737,808

	NIKE, Inc. - Class B	3,600	311,760
	Nordstrom, Inc.	1,900	129,143
*	Office Depot, Inc.	5,000	114,200
	OfficeMax, Inc.	1,100	32,747
	Omnicom Group, Inc.	2,900	231,594
	Pulte Homes, Inc.	1,900	160,075
	RadioShack Corp.	2,433	56,373
	Reebok International, Ltd.	900	37,647
*	Sears Holdings Corp.	1,607	240,841
	The Sherwin-Williams Co.	2,027	95,451
	Snap-on, Inc.	866	29,704
	The Stanley Works	1,200	54,648
	Staples, Inc.	11,650	248,378
*	Starbucks Corp.	6,200	320,292
	Starwood Hotels & Resorts Worldwide, Inc.	3,400	199,138
	Target Corp.	14,000	761,740
	Tiffany & Co.	2,300	75,348
*	Time Warner, Inc.	74,100	1,238,210
	The TJX Companies, Inc.	7,400	180,190
*	Toys “R” Us, Inc.	3,500	92,680
	Tribune Co.	4,760	167,457
*	Univision Communications, Inc. - Class A	4,600	126,730
	V. F. Corp.	1,600	91,552
	Viacom, Inc. - Class B	25,531	817,502
	Visteon Corp.	2,052	12,374
	The Walt Disney Co.	32,325	813,943
	Wendy’s International, Inc.	1,800	85,770
	Whirlpool Corp.	1,100	77,121
	Yum! Brands, Inc.	4,560	237,485

	Total		19,676,991

Consumer Staples (9.8%)
	Alberto-Culver Co.	1,350	58,496
	Albertson’s, Inc.	5,839	120,751
	Altria Group, Inc.	32,774	2,119,166
	Anheuser-Busch Companies, Inc.	12,332	564,189
	Archer-Daniels-Midland Co.	9,837	210,315
	Avon Products, Inc.	7,450	281,983
	Brown-Forman Corp. - Class B	1,412	85,370
	Campbell Soup Co.	5,124	157,665
	The Clorox Co.	2,400	133,728
	The Coca-Cola Co.	35,825	1,495,694
	Coca-Cola Enterprises, Inc.	5,600	123,256
	Colgate-Palmolive Co.	8,324	415,451
	ConAgra Foods, Inc.	8,200	189,912
	Costco Wholesale Corp.	7,600	340,632
	CVS Corp.	12,800	372,096
	General Mills, Inc.	5,800	271,382
	The Gillette Co.	15,800	799,954
	H.J. Heinz Co.	5,500	194,810
	The Hershey Co.	3,400	211,140
	Kellogg Co.	5,500	244,420
	Kimberly-Clark Corp.	7,523	470,865
*	The Kroger Co.	11,522	219,264
	McCormick & Co., Inc.	2,100	68,628
	Molson Coors Brewing Co.	1,200	74,400
	The Pepsi Bottling Group, Inc.	3,100	88,691
	PepsiCo, Inc.	26,500	1,429,145
	The Procter & Gamble Co.	39,144	2,064,846
	Reynolds American, Inc.	1,800	141,840
	Safeway, Inc.	7,100	160,389
	Sara Lee Corp.	12,440	246,436
	SUPERVALU, Inc.	2,200	71,742
	SYSCO Corp.	10,025	362,805
	UST, Inc.	2,600	118,716
	Wal-Mart Stores, Inc.	52,967	2,553,008
	Walgreen Co.	16,200	745,038

	Wm. Wrigley Jr. Co.	3,100	213,404

	Total		17,419,627

Energy (8.5%)
	Amerada Hess Corp.	1,400	149,114
	Anadarko Petroleum Corp.	3,719	305,516
	Apache Corp.	5,240	338,504
	Ashland, Inc.	1,100	79,057
	Baker Hughes, Inc.	5,310	271,660
	BJ Services Co.	2,600	136,448
	Burlington Resources, Inc.	6,062	334,865
	Chevron Corp.	33,222	1,857,774
	ConocoPhillips	21,996	1,264,550
	Devon Energy Corp.	7,500	380,100
	El Paso Corp.	10,168	117,135
	EOG Resources, Inc.	3,800	215,840
	Exxon Mobil Corp.	100,699	5,787,172
	Halliburton Co.	8,046	384,760
	Kerr-McGee Corp.	1,822	139,037
	Kinder Morgan, Inc.	1,700	141,440
	Marathon Oil Corp.	5,500	293,535
*	Nabors Industries, Ltd.	2,400	145,488
*	National Oilwell Varco, Inc.	2,700	128,358
	Noble Corp.	2,100	129,171
	Occidental Petroleum Corp.	6,300	484,659
	Rowan Companies, Inc.	1,700	50,507
	Schlumberger, Ltd.	9,300	706,242
	Sunoco, Inc.	1,100	125,048
*	Transocean, Inc.	5,187	279,942
	Unocal Corp.	4,300	279,715
	Valero Energy Corp.	4,100	324,351
	The Williams Companies, Inc.	9,000	171,000
	XTO Energy, Inc.	5,666	192,587

	Total		15,213,575

Financials (19.6%)
	ACE, Ltd.	4,500	201,825
	AFLAC, Inc.	7,900	341,912
	The Allstate Corp.	10,525	628,869
	Ambac Financial Group, Inc.	1,700	118,592
	American Express Co.	18,525	986,086
	American International Group, Inc.	41,019	2,383,203
	AmSouth Bancorporation	5,600	145,600
	Aon Corp.	5,025	125,826
	Apartment Investment & Management Co. - Class A	1,500	61,380
	Archstone-Smith Trust	3,100	119,722
	Bank of America Corp.	63,640	2,902,619
	The Bank of New York Co., Inc.	12,327	354,771
	BB&T Corp.	8,600	343,742
	The Bear Stearns Companies, Inc.	1,792	186,260
	Capital One Financial Corp.	4,000	320,040
	The Charles Schwab Corp.	18,000	203,040
	The Chubb Corp.	3,100	265,391
	Cincinnati Financial Corp.	2,595	102,658
	CIT Group, Inc.	3,300	141,801
	Citigroup, Inc.	82,315	3,805,421
	Comerica, Inc.	2,650	153,170
	Compass Bancshares, Inc.	2,000	90,000
	Countrywide Financial Corp.	9,300	359,073
*	E*TRADE Financial Corp.	5,800	81,142
	Equity Office Properties Trust	6,400	211,840
	Equity Residential	4,500	165,690
	Fannie Mae	15,323	894,863
	Federated Investors, Inc. - Class B	1,500	45,015
	Fifth Third Bancorp	8,214	338,499

	First Horizon National Corp.	2,000	84,400
	Franklin Resources, Inc.	3,100	238,638
	Freddie Mac	10,900	711,007
	Golden West Financial Corp.	4,500	289,710
	Goldman Sachs Group, Inc.	7,000	714,140
	The Hartford Financial Services Group, Inc.	4,700	351,466
	Huntington Bancshares, Inc.	3,672	88,642
	Janus Capital Group, Inc.	3,600	54,144
	Jefferson-Pilot Corp.	2,200	110,924
	JPMorgan Chase & Co.	55,630	1,964,852
	KeyCorp	6,400	212,160
	Lehman Brothers Holdings, Inc.	4,422	439,016
	Lincoln National Corp.	2,700	126,684
	Loews Corp.	2,500	193,750
	M&T Bank Corp.	1,500	157,740
	Marsh & McLennan Companies, Inc.	8,440	233,788
	Marshall & Ilsley Corp.	3,400	151,130
	MBIA, Inc.	2,150	127,517
	MBNA Corp.	20,025	523,854
	Mellon Financial Corp.	6,723	192,883
	Merrill Lynch & Co., Inc.	15,000	825,150
	MetLife, Inc.	11,649	523,506
	MGIC Investment Corp.	1,500	97,830
	Moody’s Corp.	4,350	195,576
	Morgan Stanley	17,336	909,620
	National City Corp.	9,424	321,547
	North Fork Bancorporation, Inc.	7,550	212,080
	Northern Trust Corp.	3,200	145,888
	Plum Creek Timber Co., Inc. (REIT)	2,900	105,270
	PNC Financial Services Group, Inc.	4,533	246,867
	Principal Financial Group, Inc.	4,600	192,740
	The Progressive Corp.	3,100	306,311
	ProLogis	3,000	120,720
*	Providian Financial Corp.	4,700	82,861
	Prudential Financial, Inc.	8,300	544,978
	Regions Financial Corp.	7,327	248,239
	SAFECO Corp.	2,000	108,680
	Simon Property Group, Inc.	3,500	253,715
	SLM Corp.	6,600	335,280
	Sovereign Bancorp, Inc.	5,800	129,572
	The St. Paul Travelers Companies, Inc.	10,622	419,888
	State Street Corp.	5,200	250,900
	SunTrust Banks, Inc.	5,400	390,096
	Synovus Financial Corp.	4,950	141,917
	T. Rowe Price Group, Inc.	2,000	125,200
	Torchmark Corp.	1,600	83,520
	U.S. Bancorp	28,971	845,953
	UnumProvident Corp.	4,676	85,664
	Wachovia Corp.	24,948	1,237,421
	Washington Mutual, Inc.	13,879	564,737
	Wells Fargo & Co.	26,725	1,645,726
	XL Capital, Ltd. - Class A	2,200	163,724
	Zions Bancorporation	1,400	102,942

	Total		35,008,613

Health Care (13.0%)
	Abbott Laboratories	24,525	1,201,970
*	Aetna, Inc.	4,600	380,972
	Allergan, Inc.	2,100	179,004
	AmerisourceBergen Corp.	1,700	117,555
*	Amgen, Inc.	19,536	1,181,147
	Applera Corp. - Applied Biosystems Group	3,100	60,977
	Bausch & Lomb, Inc.	800	66,400
	Baxter International, Inc.	9,800	363,580
	Becton, Dickinson and Co.	4,000	209,880
*	Biogen Idec, Inc.	5,445	187,580
	Biomet, Inc.	4,000	138,560

*	Boston Scientific Corp.	11,848	319,896
	Bristol-Myers Squibb Co.	30,948	773,081
	C. R. Bard, Inc.	1,700	113,067
	Cardinal Health, Inc.	6,825	392,984
*	Caremark Rx, Inc.	7,200	320,544
*	Chiron Corp.	2,300	80,247
	CIGNA Corp.	2,100	224,763
	Eli Lilly and Co.	17,928	998,769
*	Express Scripts, Inc.	2,400	119,952
*	Fisher Scientific International, Inc.	1,900	123,310
*	Forest Laboratories, Inc.	5,400	209,790
*	Genzyme Corp.	4,000	240,360
*	Gilead Sciences, Inc.	7,100	312,329
	Guidant Corp.	5,100	343,230
	HCA, Inc.	6,624	375,382
	Health Management Associates, Inc. - Class A	3,900	102,102
*	Hospira, Inc.	2,482	96,798
*	Humana, Inc.	2,600	103,324
	IMS Health, Inc.	3,600	89,172
	Johnson & Johnson	47,064	3,059,160
*	King Pharmaceuticals, Inc.	3,833	39,940
*	Laboratory Corporation of America Holdings	2,100	104,790
	Manor Care, Inc.	1,400	55,622
	McKesson Corp.	4,621	206,975
*	Medco Health Solutions, Inc.	4,394	234,464
*	MedImmune, Inc.	3,900	104,208
	Medtronic, Inc.	19,100	989,189
	Merck & Co., Inc.	34,880	1,074,304
*	Millipore Corp.	800	45,384
	Mylan Laboratories, Inc.	4,300	82,732
	PerkinElmer, Inc.	2,100	39,690
	Pfizer, Inc.	117,603	3,243,490
	Quest Diagnostics, Inc.	2,900	154,483
	Schering-Plough Corp.	23,300	444,098
*	St. Jude Medical, Inc.	5,700	248,577
	Stryker Corp.	5,900	280,604
*	Tenet Healthcare Corp.	7,400	90,576
*	Thermo Electron Corp.	2,600	69,862
	UnitedHealth Group, Inc.	20,000	1,042,800
*	Waters Corp.	1,900	70,623
*	Watson Pharmaceuticals, Inc.	1,700	50,252
*	WellPoint, Inc.	9,700	675,508
	Wyeth	21,200	943,400
*	Zimmer Holdings, Inc.	3,930	299,348

	Total		23,076,804

Industrials (10.8%)
	3M Co.	12,200	882,060
*	Allied Waste Industries, Inc.	4,300	34,099
	American Power Conversion Corp.	2,900	68,411
	American Standard Companies, Inc.	2,800	117,376
	Avery Dennison Corp.	1,600	84,736
	The Boeing Co.	13,070	862,620
	Burlington Northern Santa Fe Corp.	5,927	279,043
	Caterpillar, Inc.	5,400	514,674
	Cendant Corp.	16,672	372,953
	Cintas Corp.	2,400	92,640
	Cooper Industries, Ltd. - Class A	1,500	95,850
	CSX Corp.	3,400	145,044
	Cummins, Inc.	700	52,227
	Danaher Corp.	4,400	230,296
	Deere & Co.	3,900	255,411
*	Delta Air Lines, Inc.	2,300	8,648
	Dover Corp.	3,200	116,416
	Eaton Corp.	2,400	143,760
	Emerson Electric Co.	6,625	414,924
	Equifax, Inc.	2,100	74,991

	FedEx Corp.	4,820	390,468
	Fluor Corp.	1,400	80,626
	General Dynamics Corp.	3,200	350,528
	General Electric Co.	167,796	5,814,130
	Goodrich Corp.	1,900	77,824
	Honeywell International, Inc.	13,450	492,674
	Illinois Tool Works, Inc.	4,300	342,624
	Ingersoll-Rand Co., Ltd. - Class A	2,650	189,078
	ITT Industries, Inc.	1,500	146,445
	L-3 Communications Holdings, Inc.	1,900	145,502
	Lockheed Martin Corp.	6,400	415,168
	Masco Corp.	6,900	219,144
*	Monster Worldwide, Inc.	1,900	54,492
*	Navistar International Corp.	1,000	32,000
	Norfolk Southern Corp.	6,400	198,144
	Northrop Grumman Corp.	5,678	313,710
	PACCAR, Inc.	2,750	187,000
	Pall Corp.	2,000	60,720
	Parker Hannifin Corp.	1,950	120,920
	Pitney Bowes, Inc.	3,636	158,348
	R. R. Donnelley & Sons Co.	3,333	115,022
	Raytheon Co.	7,200	281,664
	Robert Half International, Inc.	2,500	62,425
	Rockwell Automation, Inc.	2,800	136,388
	Rockwell Collins, Inc.	2,800	133,504
	Ryder System, Inc.	1,000	36,600
	Southwest Airlines Co.	11,680	162,702
	Textron, Inc.	2,100	159,285
	Tyco International, Ltd.	31,970	933,524
	Union Pacific Corp.	4,200	272,160
	United Parcel Service, Inc. - Class B	17,600	1,217,216
	United Technologies Corp.	16,200	831,870
	W.W. Grainger, Inc.	1,300	71,227
	Waste Management, Inc.	8,957	253,841

	Total		19,303,152

Information Technology (14.7%)
*	ADC Telecommunications, Inc.	1,828	39,796
	Adobe Systems, Inc.	7,700	220,374
*	Advanced Micro Devices, Inc.	6,200	107,508
*	Affiliated Computer Services, Inc. - Class A	2,000	102,200
*	Agilent Technologies, Inc.	6,846	157,595
*	Altera Corp.	5,924	117,414
	Analog Devices, Inc.	5,900	220,129
*	Andrew Corp.	2,600	33,176
*	Apple Computer, Inc.	13,000	478,530
	Applied Materials, Inc.	26,000	420,680
*	Applied Micro Circuits Corp.	4,800	12,288
	Autodesk, Inc.	3,600	123,732
	Automatic Data Processing, Inc.	9,250	388,223
*	Avaya, Inc.	7,577	63,041
*	BMC Software, Inc.	3,500	62,825
*	Broadcom Corp. - Class A	4,600	163,346
*	CIENA Corp.	9,100	19,019
*	Cisco Systems, Inc.	101,133	1,932,651
*	Citrix Systems, Inc.	2,700	58,482
	Computer Associates International, Inc.	8,400	230,832
*	Computer Sciences Corp.	2,900	126,730
*	Compuware Corp.	6,100	43,859
*	Comverse Technology, Inc.	3,200	75,680
*	Convergys Corp.	2,300	32,706
*	Corning, Inc.	22,900	380,598
*	Dell, Inc.	38,300	1,513,233
*	Electronic Arts, Inc.	4,800	271,728
	Electronic Data Systems Corp.	8,233	158,485
*	EMC Corp.	38,012	521,145
	First Data Corp.	12,353	495,849

*	Fiserv, Inc.	3,000	128,850
	Freescale Semiconductor Inc.	6,314	133,731
*	Gateway, Inc.	4,700	15,510
	Hewlett-Packard Co.	45,636	1,072,902
	Intel Corp.	97,694	2,545,905
	International Business Machines Corp.	25,551	1,895,884
*	Intuit, Inc.	2,900	130,819
*	Jabil Circuit, Inc.	2,900	89,117
*	JDS Uniphase Corp.	22,900	34,808
	KLA-Tencor Corp.	3,100	135,470
*	Lexmark International, Inc. - Class A	2,000	129,660
	Linear Technology Corp.	4,800	176,112
*	LSI Logic Corp.	6,100	51,789
*	Lucent Technologies, Inc.	70,084	203,944
	Maxim Integrated Products, Inc.	5,200	198,692
*	Mercury Interactive Corp.	1,400	53,704
*	Micron Technology, Inc.	9,700	99,037
	Microsoft Corp.	159,000	3,949,559
	Molex, Inc.	2,650	69,006
	Motorola, Inc.	38,760	707,758
	National Semiconductor Corp.	5,528	121,782
*	NCR Corp.	3,000	105,360
*	Network Appliance, Inc.	5,800	163,966
*	Novell, Inc.	6,000	37,200
*	Novellus Systems, Inc.	2,200	54,362
*	NVIDIA Corp.	2,700	72,144
*	Oracle Corp.	69,925	923,010
*	Parametric Technology Corp.	4,300	27,434
	Paychex, Inc.	5,625	183,038
*	PMC-Sierra, Inc.	2,900	27,057
*	QLogic Corp.	1,400	43,218
	QUALCOMM, Inc.	25,800	851,658
	Sabre Holdings Corp. - Class A	2,111	42,114
*	Sanmina-SCI Corp.	8,300	45,401
	Scientific-Atlanta, Inc.	2,400	79,848
	Siebel Systems, Inc.	8,200	72,980
*	Solectron Corp.	15,400	58,366
*	Sun Microsystems, Inc.	53,849	200,857
*	SunGard Data Systems, Inc.	4,600	161,782
*	Symantec Corp.	11,300	245,662
	Symbol Technologies, Inc.	3,850	38,000
	Tektronix, Inc.	1,400	32,578
*	Tellabs, Inc.	7,100	61,770
*	Teradyne, Inc.	3,100	37,107
	Texas Instruments, Inc.	26,325	738,943
*	Unisys Corp.	5,400	34,182
*	VERITAS Software Corp.	6,738	164,407
*	Xerox Corp.	15,200	209,608
	Xilinx, Inc.	5,600	142,800
*	Yahoo!, Inc.	20,800	720,720

	Total		26,091,465

Materials (2.8%)
	Air Products and Chemicals, Inc.	3,600	217,080
	Alcoa, Inc.	13,786	360,228
	Allegheny Technologies, Inc.	1,400	30,884
	Ball Corp.	1,700	61,132
	Bemis Co., Inc.	1,700	45,118
	The Dow Chemical Co.	15,211	677,345
	E. I. du Pont de Nemours and Co.	15,727	676,418
	Eastman Chemical Co.	1,300	71,695
	Ecolab, Inc.	3,500	113,260
	Engelhard Corp.	1,900	54,245
	Freeport-McMoRan Copper & Gold, Inc. - Class B	2,800	104,832
	Georgia-Pacific Corp.	4,096	130,253
	Great Lakes Chemical Corp.	800	25,176
*	Hercules, Inc.	1,800	25,470

	International Flavors & Fragrances, Inc.	1,425	51,614
	International Paper Co.	7,786	235,215
	Louisiana-Pacific Corp.	1,800	44,244
	MeadWestvaco Corp.	2,976	83,447
	Monsanto Co.	4,240	266,569
	Newmont Mining Corp.	7,058	275,474
	Nucor Corp.	2,500	114,050
*	Pactiv Corp.	2,400	51,792
	Phelps Dodge Corp.	1,496	138,380
	PPG Industries, Inc.	2,700	169,452
	Praxair, Inc.	5,100	237,660
	Rohm and Haas Co.	3,005	139,252
*	Sealed Air Corp.	1,314	65,424
	Sigma-Aldrich Corp.	1,100	61,644
	Temple-Inland, Inc.	2,000	74,300
	United States Steel Corp.	1,800	61,866
	Vulcan Materials Co.	1,600	103,984
	Weyerhaeuser Co.	3,900	248,235

	Total		5,015,738

Telecommunication Services (3.1%)
	ALLTEL Corp.	5,200	323,856
	AT&T Corp.	12,682	241,465
	BellSouth Corp.	29,000	770,530
	CenturyTel, Inc.	2,100	72,723
	Citizens Communications Co.	5,400	72,576
*	Nextel Communications, Inc. - Class A	17,817	575,667
*	Qwest Communications International, Inc.	26,500	98,315
	SBC Communications, Inc.	52,218	1,240,178
	Sprint Corp.	23,450	588,361
	Verizon Communications, Inc.	43,754	1,511,700

	Total		5,495,371

Utilities (3.4%)
*	The AES Corp.	10,325	169,124
*	Allegheny Energy, Inc.	2,600	65,572
	Ameren Corp.	3,200	176,960
	American Electric Power Co., Inc.	6,100	224,907
*	Calpine Corp.	8,500	28,900
	Centerpoint Energy, Inc.	4,573	60,409
	Cinergy Corp.	3,100	138,942
*	CMS Energy Corp.	3,500	52,710
	Consolidated Edison, Inc.	3,825	179,163
	Constellation Energy Group	2,800	161,532
	Dominion Resources, Inc.	5,342	392,049
	DTE Energy Co.	2,800	130,956
	Duke Energy Corp.	14,662	435,901
*	Dynegy, Inc. - Class A	5,300	25,758
	Edison International	5,200	210,860
	Entergy Corp.	3,400	256,870
	Exelon Corp.	10,574	542,764
	FirstEnergy Corp.	5,237	251,952
	FPL Group, Inc.	6,200	260,772
	KeySpan Corp.	2,700	109,890
	Nicor, Inc.	700	28,819
	NiSource, Inc.	4,251	105,127
	Peoples Energy Corp.	600	26,076
	PG&E Corp.	5,900	221,486
	Pinnacle West Capital Corp.	1,600	71,120
	PPL Corp.	2,998	178,021
	Progress Energy, Inc.	3,893	176,119
	Public Service Enterprise Group, Inc.	3,824	232,576
	Sempra Energy	3,751	154,954
	The Southern Co.	11,800	409,106
	TECO Energy, Inc.	3,300	62,403

TXU Corp.	3,797	315,493
Xcel Energy, Inc.	6,340	123,757

Total		5,981,048

Total Common Stocks (Cost: $149,657,411)		172,282,384

Money Market Investments (3.3%)

Federal Government & Agencies (0.6%)
(b) Freddie Discount, 3.29%, 9/20/05	1,100,000	1,091,684

Total		1,091,684

National Commercial Banks (1.0%)
(b) UBS Finance Delaware LLC, 3.37%, 7/1/05	1,800,000	1,800,000

Total		1,800,000

Phone Communications Except Radiophone (1.7%)
(b) Verizon Global Funding, 3.27%, 7/22/05	3,000,000	2,994,278

Total		2,994,278

Total Money Market Investments (Cost: $5,886,122)		5,885,962

Total Investments (100.1%) (Cost $155,543,533)(a)		178,168,346

Other Assets, Less Liabilities (-0.1%)		(184,546)

Total Net Assets (100.0%)		177,983,800

*	Non-Income Producing
(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $155,543,533 and the net unrealized appreciation of investments based on that cost was $22,624,812 which is comprised of $36,272,702 aggregate gross unrealized appreciation and $13,647,890 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Index Futures (Total Notional Value at June 30, 2005, $5,724,825 )	19	9/05	$(46,200)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Asset Allocation Fund

Schedule of Investments

June 30, 2005 (unaudited)

	Country	Shares/Par	$ Value
Domestic Common Stocks and Warrants (37.7%)

LARGE CAP COMMON STOCKS (25.2%)
Consumer Discretionary (4.5%)
* Bed Bath & Beyond, Inc.	—	6,500	$271,570
Best Buy Co., Inc.	—	5,100	349,605
Carnival Corp.	—	9,700	531,597
* Comcast Corp. - Class A	—	9,000	276,300
* eBay, Inc.	—	5,300	174,953
Fortune Brands, Inc.	—	11,100	985,680
Harley-Davidson, Inc.	—	5,200	257,920
J. C. Penney Co., Inc.	—	13,500	709,830
* Kohl’s Corp.	—	7,500	419,325
Lowe’s Companies, Inc.	—	8,700	506,514
McDonald’s Corp.	—	13,700	380,175
The McGraw-Hill Companies, Inc.	—	12,400	548,700
News Corp. - Class A	—	27,700	448,186
NIKE, Inc. - Class B	—	5,900	510,940
Omnicom Group, Inc.	—	7,400	590,964
Staples, Inc.	—	23,550	502,086
Starwood Hotels & Resorts Worldwide, Inc.	—	4,600	269,422
Target Corp.	—	19,400	1,055,554
* Time Warner, Inc.	—	23,100	386,001
Viacom, Inc. - Class B	—	5,600	179,312

Total Consumer Discretionary			9,354,634

Consumer Staples (2.0%)
Altria Group, Inc.	—	15,100	976,366
Avon Products, Inc.	—	10,900	412,565
PepsiCo, Inc.	—	14,000	755,020
The Procter & Gamble Co.	—	12,000	633,000
Wal-Mart Stores, Inc.	—	16,600	800,120
Walgreen Co.	—	10,400	478,296

Total Consumer Staples			4,055,367

Energy (2.0%)
BP Amoco PLC, ADR	—	4,200	261,996
ConocoPhillips	—	12,200	701,378
EOG Resources, Inc.	—	16,200	920,160
Exxon Mobil Corp.	—	16,900	971,243
Halliburton Co.	—	13,600	650,352
Noble Corp.	—	9,500	584,345

Total Energy			4,089,474

Financials (3.6%)
American Express Co.	—	7,700	409,871
American International Group, Inc.	—	12,500	726,250
Capital One Financial Corp.	—	5,000	400,050
The Chubb Corp.	—	7,100	607,831
Citigroup, Inc.	—	16,500	762,795
Freddie Mac	—	3,600	234,828
Genworth Financial, Inc.	—	13,500	408,105
The Goldman Sachs Group, Inc.	—	4,200	428,484
Legg Mason, Inc.	—	4,000	416,440
Lehman Brothers Holdings, Inc.	—	4,800	476,544

	Prudential Financial, Inc.	—	10,300	676,298
	U.S. Bancorp	—	18,700	546,040
	Wachovia Corp.	—	8,500	421,600
	Wells Fargo & Co.	—	15,400	948,332

	Total Financials			7,463,468

Health Care (4.3%)
	Abbott Laboratories	—	14,200	695,942
*	Aetna, Inc.	—	3,300	273,306
*	Amgen, Inc.	—	15,700	949,222
*	Caremark Rx, Inc.	—	12,300	547,596
	Eli Lilly and Co.	—	8,100	451,251
*	Fisher Scientific International, Inc.	—	8,400	545,160
*	Genentech, Inc.	—	7,100	569,988
*	Gilead Sciences, Inc.	—	12,000	527,880
	Johnson & Johnson	—	14,100	916,500
	Medtronic, Inc.	—	12,300	637,017
	Novartis AG, ADR	—	5,100	241,944
	Pfizer, Inc.	—	27,600	761,208
*	St. Jude Medical, Inc.	—	14,300	623,623
	Teva Pharmaceutical Industries, Ltd., ADR	—	16,300	507,582
	UnitedHealth Group, Inc.	—	5,800	302,412
*	Zimmer Holdings, Inc.	—	6,100	464,637

	Total Health Care			9,015,268

Industrials (2.1%)
	3M Co.	—	3,000	216,900
	American Standard Companies, Inc.	—	9,400	394,048
	Burlington Northern Santa Fe Corp.	—	10,500	494,340
	Caterpillar, Inc.	—	3,300	314,523
	FedEx Corp.	—	5,800	469,858
	General Electric Co.	—	53,100	1,839,914
	Tyco International, Ltd.	—	19,400	566,480

	Total Industrials			4,296,063

Information Technology (5.7%)
*	Accenture Ltd. - Class A	—	18,500	419,395
*	Advanced Micro Devices, Inc.	—	14,800	256,632
*	Affiliated Computer Services, Inc. - Class A	—	9,200	470,120
*	Amdocs, Ltd.	—	11,100	293,373
*	ASML Holding N.V.	—	24,400	382,104
*	Broadcom Corp. - Class A	—	11,300	401,263
*	Cisco Systems, Inc.	—	44,400	848,484
*	Dell, Inc.	—	20,600	813,906
*	Electronic Arts, Inc.	—	2,000	113,220
	First Data Corp.	—	12,500	501,750
*	Fiserv, Inc.	—	5,800	249,110
*	Google, Inc. - Class A	—	1,200	352,980
	Intel Corp.	—	27,300	711,438
	International Business Machines Corp.	—	7,800	578,760
*	Lexmark International, Inc. - Class A	—	5,600	363,048
	Microsoft Corp.	—	58,300	1,448,172
	National Semiconductor Corp.	—	24,700	544,141
*	Oracle Corp.	—	31,400	414,480
	QUALCOMM, Inc.	—	7,300	240,973
	Seagate Technology, ADR	—	25,400	445,770
	Taiwan Semiconductor, ADR	—	38,301	349,305
	Telefonaktiebolget LM Ericsson, ADR	—	12,200	389,790
	Texas Instruments, Inc.	—	16,200	454,734
*	VeriSign, Inc.	—	14,600	419,896
*	Yahoo!, Inc.	—	11,294	391,337

	Total Information Technology			11,854,181

Materials (0.7%)
	Alcoa, Inc.	—	16,200	423,306
	Praxair, Inc.	—	13,000	605,800
	Weyerhaeuser Co.	—	6,900	439,185

	Total Materials			1,468,291

Telecommunication Services (0.3%)
	Sprint Corp.	—	10,800	270,972
	Vodafone Group PLC, ADR	—	18,500	449,920

	Total Telecommunication Services			720,892

	Total LARGE CAP COMMON STOCKS			52,317,638

SMALL CAP COMMON STOCKS (12.5%)
Consumer Discretionary (2.9%)
*	AnnTaylor Stores Corp.	—	10,825	262,831
*	Beacon Roofing Supply, Inc.	—	2,400	63,120
*	The Cheesecake Factory, Inc.	—	2,800	97,244
	Choice Hotels International, Inc.	—	3,700	243,090
*	Coach, Inc.	—	9,000	302,130
*	Digital Theater Systems, Inc.	—	9,400	167,602
*	DSW, Inc. - Class A	—	164	4,092
	Garmin Ltd.	—	4,700	200,925
*	Hibbett Sporting Goods, Inc.	—	5,500	208,120
	Jones Apparel Group, Inc.	—	5,600	173,824
*	Lamar Advertising Co. - Class A	—	8,100	346,437
	Leggett & Platt, Inc.	—	18,100	481,098
	Michaels Stores, Inc.	—	16,700	690,879
*	O’Reilly Automotive, Inc.	—	36,800	1,097,008
	Orient-Express Hotel, Ltd. - Class A	—	9,900	313,533
*	Payless ShoeSource, Inc.	—	2,600	49,920
*	Pinnacle Entertainment, Inc.	—	8,800	172,128
*	Pixar, Inc.	—	5,300	265,265
	Polaris Industries, Inc.	—	1,500	81,000
*	Scientific Games Corp.	—	8,700	234,291
*	Sharper Image Corp.	—	5,700	72,561
	Station Casinos, Inc.	—	5,100	338,640
	The Talbots, Inc.	—	6,300	204,561
*	Volcom, Inc.	—	82	2,195

	Total Consumer Discretionary			6,072,494

Energy (1.0%)
	BJ Services Co.	—	5,400	283,392
	CARBO Ceramics, Inc.	—	1,400	110,544
*	Grant Prideco, Inc.	—	4,500	119,025
*	Grey Wolf, Inc.	—	16,800	124,488
*	National Oilwell Varco, Inc.	—	11,800	560,972
*	Newfield Exploration Co.	—	5,300	211,417
	Patterson-UTI Energy, Inc.	—	7,200	200,376
	Range Resources Corp.	—	3,800	102,220
	Smith International, Inc.	—	4,700	299,390

	Total Energy			2,011,824

Financials (0.7%)
	Assured Guaranty, Ltd.	—	7,100	165,856
	BankAtlantic Bancorp, Inc. - Class A	—	7,300	138,335

*	CapitalSource, Inc.	—	8,700	170,781
	Greater Bay Bancorp	—	2,200	58,014
	Greenhill & Co., Inc.	—	2,800	113,428
	Investors Financial Services Corp.	—	7,600	287,432
	Main Street Banks, Inc.	—	1,500	38,190
	Optionsxpress Holdings, Inc.	—	3,205	48,716
*	SVB Financial Group	—	3,900	186,810
*	Trammell Crow Co.	—	10,400	252,096

	Total Financials			1,459,658

Health Care (3.2%)
*	The Advisory Board Co.	—	1,900	92,606
*	Angiotech Pharmaceuticals, Inc., ADR	—	9,700	134,442
*	Caremark Rx, Inc.	—	13,845	616,379
*	Cytyc Corp.	—	9,000	198,540
*	DaVita, Inc.	—	31,600	1,437,168
	Health Management Associates, Inc. - Class A	—	17,400	455,532
*	Horizon Health Corp.	—	3,400	79,526
*	Impax Laboratories, Inc.	—	8,900	139,730
*	Kinetic Concepts, Inc.	—	6,600	396,000
*	Kyphon, Inc.	—	7,200	250,488
*	Lincare Holdings, Inc.	—	16,900	690,196
*	Patterson Companies, Inc.	—	12,000	540,960
*	Providence Service Corp.	—	1,300	32,279
*	Psychiatric Solutions, Inc.	—	6,000	292,260
*	Radiation Therapy Services, Inc.	—	7,800	207,090
*	Renal Care Group, Inc.	—	13,800	636,180
*	Syneron Medical Ltd., ADR	—	2,500	91,475
	Universal Health Services, Inc. - Class B	—	2,800	174,104
*	Varian Medical Systems Inc.	—	6,100	227,713
*	Waters Corp.	—	1,500	55,755

	Total Health Care			6,748,423

Industrials (1.4%)
	Brady Corp. - Class A	—	3,300	102,300
	C.H. Robinson Worldwide, Inc.	—	8,900	517,980
	The Corporate Executive Board Co.	—	2,800	219,324
	Expeditors International of Washington, Inc.	—	2,800	139,468
	Forward Air Corp.	—	5,350	151,245
	J.B. Hunt Transport Services, Inc.	—	6,500	125,450
	Knight Transportation, Inc.	—	14,930	363,247
	L-3 Communications Holdings, Inc.	—	2,900	222,082
*	Marlin Business Services, Inc.	—	7,200	144,720
	MSC Industrial Direct Co., Inc. - Class A	—	12,700	428,625
	Pentair, Inc.	—	3,500	149,835
	Robert Half International, Inc.	—	10,000	249,700
*	Stericycle, Inc.	—	1,200	60,384

	Total Industrials			2,874,360

Information Technology (3.3%)
*	Activision, Inc.	—	19,233	317,729
*	Alliance Data Systems Corp.	—	1,100	44,616
*	Altera Corp.	—	12,100	239,822
*	Amdocs, Ltd.	—	10,400	274,872
	Amphenol Corp. - Class A	—	8,100	325,377
*	Blackboard, Inc.	—	800	19,136
	CDW Corp.	—	4,000	228,360
*	CheckFree Corp.	—	2,600	88,556
*	Cogent, Inc.	—	13,500	385,425
*	Cognos, Inc.	—	7,000	238,980
*	Cree, Inc.	—	8,300	211,401
*	Digital River, Inc.	—	8,100	257,175

*	Essex Corp.	—	6,500	148,720
*	FLIR Systems, Inc.	—	3,300	98,472
*	Genesis Microchip, Inc.	—	9,200	169,832
	Harris Corp.	—	7,600	237,196
*	Hewitt Associates, Inc.	—	9,100	241,241
*	Integrated Circuit Systems, Inc.	—	13,200	272,448
*	iPayment, Inc.	—	1,900	69,388
*	Kanbay International, Inc.	—	5,500	127,105
	KLA-Tencor Corp.	—	5,800	253,460
*	Kronos Inc.	—	2,500	100,975
*	Lam Research Corp.	—	10,900	315,446
	Microchip Technology, Inc.	—	11,900	352,478
*	MKS Instruments, Inc.	—	3,600	60,804
*	NAVTEQ Corp.	—	4,800	178,464
	Paychex, Inc.	—	8,650	281,471
*	Semtech Corp.	—	7,800	129,870
*	Sonic Solutions	—	2,500	46,500
*	Tekelec	—	6,000	100,800
*	Tessera Technologies, Inc.	—	5,800	193,778
*	THQ, Inc.	—	4,100	120,007
*	Verint Systems, Inc.	—	4,600	147,936
*	VeriSign, Inc.	—	6,100	175,436
*	Westell Technologies, Inc. - Class A	—	17,400	104,052
*	Zebra Technologies Corp. - Class A	—	5,200	227,708

	Total Information Technology			6,785,036

Telecommunication Services (0.0%)
*	NeuStar, Inc. - Class A	—	800	20,480

	Total Telecommunication Services			20,480

	Total SMALL CAP COMMON STOCKS			25,972,275

Warrants (0.0%)
Basic Materials (0.0%)
	Sino Thai Engineering & Construction PCL - Warrant	—	34,433	3,600

	Total Basic Materials			3,600

Foods (0.0%)
	B&G Foods, Inc. - EIS	—	4,089	59,863

	Total Foods			59,863

Telecommunications (0.0%)
	American Tower Corp. - Warrant	—	100	2,958
	IWO Holdings, Inc. - Warrant 144A	—	50	1

	Total Telecommunications			2,959

Telecommunications-Wireless (0.0%)
	Horizon PCS, Inc. - Warrant 144A	—	50	1

	Total Telecommunications-Wireless			1

Transportation (0.0%)
	RailAmerica Transportation Corp.	—	50	2,975

	Total Transportation			2,975

	Total Warrants			69,398

	Total Domestic Common Stocks and Warrants (Cost: $64,309,373)			78,359,311

Foreign Common Stocks (15.6%)

Basic Materials (0.7%)
†	BASF AG	Germany	3,285	217,820
†	CRH PLC	Ireland	8,639	227,144
*	Cumerio-Strip VVPR	Belgium	84	2
†	K+S AG	Germany	4,450	246,408
†	Nissan Chemical Industries, Ltd.	Japan	12,000	128,552
†	Sumitomo Chemical Co., Ltd.	Japan	45,000	206,181
†*	Syngenta AG	Switzerland	2,440	249,999
*	Umicore-Strip VVPR	Belgium	84	10
†	Wienerberger AG	Austria	5,094	236,404

	Total Basic Materials			1,512,520

Conglomerates (0.3%)
†	Grupo Ferrovial SA	Spain	6,810	437,644
†	Nomura TOPIX Exchange Traded Fund	Japan	24,300	260,531

	Total Conglomerates			698,175

Consumer Cyclical (3.0%)
†	Bridgestone Corp.	Japan	14,000	268,095
	Carnival Corp.	United Kingdom	4,845	261,832
†	Entergisul Co., Ltd.	Korea	5,718	120,230
†	Esprit Holdings, Ltd.	Hong Kong	55,000	395,704
	Grupo Televisa SA, ADR	Mexico	1,900	117,971
†	Hilton Group PLC	United Kingdom	17,845	91,193
†	Hyundai Motor Co.	Korea	4,040	223,368
†	Lagardere SCA	France	3,315	244,607
†	Lottomatica SPA	Italy	6,380	207,632
†	Mediaset SPA	Italy	16,315	192,077
†	NHK Spring Co., Ltd.	Japan	30,000	251,706
†	Nokian Renkaat OYJ	Finland	19,050	347,539
†*	NorGani Hotels ASA	Norway	24,960	190,890
†	OPAP SA	Greece	10,205	293,359
†	Plenus Co., Ltd.	Japan	4,200	148,123
†	Porsche AG	Germany	340	254,989
†	Punch Taverns PLC	United Kingdom	23,915	313,025
†	Ryohin Keikaku Co., Ltd.	Japan	3,300	162,750
†	Signet Group PLC	United Kingdom	93,040	180,732
†*	Sportingbet PLC	United Kingdom	43,240	252,733
†	Square Enix Co., Ltd.	Japan	6,700	204,304
†	Swatch Group AG	Switzerland	1,710	239,678
†*	Take and Give Needs Co., Ltd.	Japan	55	60,721
†	Techtronic Industries Co.	Hong Kong	116,000	292,150
*	Urbi Desarrollos Urbanos SA	Mexico	23,715	129,922
†	USS Co., Ltd.	Japan	680	43,502
†	Vivendi Universal SA	France	7,215	226,040
	Wal-Mart de Mexico - Series V	Mexico	58,471	237,292
†	Wolseley PLC	United Kingdom	10,635	222,849

	Total Consumer Cyclical			6,175,013

Consumer Non-Cyclical (1.4%)
†	Coca-Cola Hellenic Bottling Co. SA	Greece	8,970	244,295

†	Metro AG	Germany	3,805	188,426
	Natura Cosmeticos SA	Brazil	8,330	266,285
†	Nestle SA	Switzerland	860	219,852
†	Nong Shim Co., Ltd.	Korea	740	214,114
†	Puma AG	Germany	1,260	311,410
†	Reckitt Benckiser PLC	United Kingdom	7,280	213,988
†*	Royal Numico NV	Netherlands	5,740	229,013
†	SABMiller, Inc.	United Kingdom	12,970	201,891
†	Swedish Match AB	Sweden	25,925	293,890
†	Tesco PLC	United Kingdom	55,315	315,200
	Woolworths, Ltd.	Australia	18,000	225,557

	Total Consumer Non-Cyclical			2,923,921

Energy (1.1%)
†*	Awilco Offshore ASA	Norway	23,135	99,619
†	BG Group	United Kingdom	36,045	295,519
†	BP PLC	United Kingdom	18,285	190,219
	EnCana Corp.	Canada	8,560	342,735
†	Eni SPA	Italy	10,855	278,804
†*	Geo ASA	Norway	7,890	26,550
†*	Revus Energy ASA	Norway	2,440	16,757
†	Technip SA	France	6,073	282,490
*†	TGS Nopec Geophysical Co. ASA	Norway	3,965	105,832
†	Total SA	France	780	182,738
*	Western Oil Sands, Inc.	Canada	18,865	369,507

	Total Energy			2,190,770

Financials (3.2%)
†	Admiral Group PLC	United Kingdom	33,245	221,433
†	Allianz AG	Germany	1,955	223,876
†	Alpha Bank AE	Greece	9,570	254,408
†	Anglo Irish Bank Corp. PLC	Ireland	51,786	639,864
†	Banca Fideuram	Italy	41,040	193,912
†*	Banco Espanol de Credito SA	Spain	16,725	228,185
†	Banco Popolare Di Verona	Italy	13,065	222,520
†	Bangkok Bank PCL	Thailand	44,100	114,773
†	Bank of Yokohama	Japan	37,000	212,759
†	BNP Paribas SA	France	3,810	260,594
†	Chiba Bank, Ltd.	Japan	34,000	223,226
†	Credit Saison Co, Ltd.	Japan	6,600	218,903
†	Credit Suisse Group	Switzerland	5,875	230,566
†	DNB NOR ASA	Norway	27,470	284,859
†	Erste Bank der oesterreichischen Sparkassen AG	Austria	4,445	222,423
†	Fondiaria-Sai SPA	Italy	10,765	290,939
†	ForeningsSparbanken AB	Sweden	10,875	238,309
†	HSBC Holdings PLC	Hong Kong	13,468	215,230
†	Hypo Real Estate Holding AG	Germany	4,455	169,199
†	ING Groep NV	Netherlands	9,093	255,924
†	Kookmin Bank	Korea	5,170	235,535
†	Man Group PLC	United Kingdom	6,750	174,492
	Manulife Financial Corp.	Canada	4,920	235,225
†	MPC Muenchmeyer Petersen Capital AG	Germany	695	43,696
†	OTP Bank	Hungary	10,640	359,156
†	Prudential PLC	United Kingdom	26,650	235,761
†	PT Bank Rakyat Indonesia	Indonesia	585,500	173,662
†*	Raiffeisen International Bank Holding AG	Austria	1,810	115,217
†	Storebrand ASA	Norway	31,480	294,402

	Total Financials			6,789,048

Health Care (1.2%)
†*	Capio AB	Sweden	16,065	236,078
†	CSL, Ltd.	Australia	8,500	217,248
†*	Elekta AB	Sweden	7,155	296,510
†	GN Store Nord A/S	Denmark	20,190	228,219
†	Nobel Biocare Holding AG	Switzerland	1,005	203,460
†	Roche Holding AG	Switzerland	2,470	311,587
†	Schwarz Pharma AG	Germany	6,045	274,196
†	Smith & Nephew PLC	United Kingdom	24,690	243,115
†	Stada Arzneimittel AG	Germany	7,690	279,578
†	Synthes, Inc.	Switzerland	1,805	197,862

	Total Health Care			2,487,853

Industrial Goods and Services (2.0%)
†	Atlas Copco AB	Sweden	15,875	251,087
†	Capita Group PLC	United Kingdom	38,755	254,692
†	Carbone Lorraine	France	3,500	166,319
†	Chiyoda Corp.	Japan	32,000	393,209
†	Cobham PLC	United Kingdom	6,115	155,046
†	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	8,510	162,494
†*	Deutz AG	Germany	24,485	122,567
†	Hays PLC	United Kingdom	75,220	173,890
†	Intertek Group PLC	United Kingdom	14,940	187,257
	Italian-Thai Development PCL	Thailand	247,600	57,226
†	Kajima Corp.	Japan	36,000	132,490
†	Keyence Corp.	Japan	900	200,539
†	Koninklijke BAM Groep NV	Netherlands	3,300	218,228
†	Kubota Corp.	Japan	52,000	284,089
†	Meggitt PLC	United Kingdom	42,998	217,417
†	Metso OYJ	Finland	10,715	233,013
†	Neopost SA	France	3,710	326,542
	Sino Thai Engineering & Construction PCL	Thailand	194,800	50,444
†	Vinci SA	France	5,055	420,683
†	Volvo AB	Sweden	4,825	195,872

	Total Industrial Goods and Services			4,203,104

Technology (1.7%)
†*	Axalto Holding NV	France	8,905	268,333
†	Axell Corp.	Japan	45	198,542
†	Canon, Inc.	Japan	4,800	251,647
†*	CapGemini SA	France	6,630	209,946
†	Ericsson LM - B Shares	Sweden	88,155	281,733
†*	Gresham Computing PLC	United Kingdom	39,815	77,020
†	Hoya Corp.	Japan	2,200	252,961
†	Humax Co., Ltd.	Korea	5,325	74,261
†	Indra Sistemas SA	Spain	14,795	292,316
†	Infosys Technologies, Ltd.	India	3,484	188,480
†*	Jusung Engineering Co., Ltd.	Korea	13,730	180,652
†*	Kontron AG	Germany	26,194	221,179
†	Nidec Corp.	Japan	1,900	200,256
†	Solomon Systech International, Ltd.	Hong Kong	622,000	219,617
†	Tamura Taiko Holdings, Inc.	Japan	1,000	7,879
†	Tandberg ASA	Norway	17,535	187,186
†*	Tandberg Television ASA	Norway	20,375	249,452
†	Telechips, Inc.	Korea	9,146	169,216

	Total Technology			3,530,676

Telecommunications (0.4%)
† Mobistar SA	Belgium	2,030	169,723
Rogers Communications, Inc.	Canada	5,280	173,083
† Telefonica SA	Spain	14,555	237,749
† Vodafone Group PLC	United Kingdom	63,955	155,468

Total Telecommunications			736,023

Transportation (0.3%)
Canadian National Railway Co.	Canada	3,855	227,120
† Fraport AG	Germany	4,314	185,049
† Kamigumi Co., Ltd.	Japan	24,000	184,622

Total Transportation			596,791

Utilities (0.3%)
† Iberdrola SA	Spain	10,285	270,552
† RWE AG	Germany	4,265	274,235

Total Utilities			544,787

Total Foreign Common Stocks (Cost: $24,468,566)			32,388,681

Revenue Bond (0.1%)

Municipal Bond - Revenue (0.1%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	—	400,000	195,744

Total Revenue Bond (Cost: $178,290)			195,744

Investment Grade Bonds (10.7%)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 4.75%, 8/25/08	—	254,000	258,512
General Dynamics Corp., 3.00%, 5/15/08	—	305,000	295,768
L-3 Communications Corp., 5.875%, 1/15/15	—	130,000	126,100
Lockheed Martin Corp., 8.50%, 12/1/29	—	130,000	187,743
Raytheon Co., 5.50%, 11/15/12	—	315,000	331,417

Total Aerospace/Defense			1,199,540

Auto Manufacturing (0.1%)
General Motors Acceptance Corp., 5.625%, 5/15/09	—	200,000	187,298
General Motors Acceptance Corp., 6.75%, 12/1/14	—	35,000	31,314

Total Auto Manufacturing			218,612

Banking (1.5%)
Bank of America Corp., 7.40%, 1/15/11	—	216,000	247,207
Bank One Corp., 5.25%, 1/30/13	—	250,000	258,664
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	—	260,000	255,431
Citigroup, Inc., 4.50%, 7/29/09	—	160,000	160,540
Compass Bank, 5.50%, 4/1/20	—	150,000	156,699
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	—	199,000	203,204
PNC Bank NA, 5.25%, 1/15/17	—	70,000	72,449
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	—	70,000	72,012

U.S. Central Credit Union, 2.75%, 5/30/08	—	350,000	339,768
UnionBanCal Corp., 5.25%, 12/16/13	—	350,000	361,555
US Bank NA, 4.95%, 10/30/14	—	170,000	174,716
Wachovia Bank NA, 4.80%, 11/1/14	—	150,000	151,751
Washington Mutual, Inc., 5.00%, 3/22/12	—	260,000	265,081
World Savings Bank FSB, 4.125%, 12/15/09	—	355,000	353,497

Total Banking			3,072,574

Beverage/Bottling (0.6%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	—	280,000	292,517
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	—	57,000	67,521
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	—	150,000	153,265
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	—	250,000	252,894
Diageo PLC, 4.375%, 5/3/10	—	230,000	231,194
PepsiAmericas, Inc., 4.875%, 1/15/15	—	150,000	152,782

Total Beverage/Bottling			1,150,173

Cable/Media/Broadcasting/Satellite (0.9%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	—	180,000	170,722
Clear Channel Communications, Inc., 5.50%, 12/15/16	—	210,000	194,117
Comcast Corp., 5.30%, 1/15/14	—	250,000	257,002
CSC Holdings, Inc., 7.25%, 7/15/08	—	130,000	130,325
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	—	260,000	281,588
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	—	85,000	112,812
Viacom, Inc., 5.625%, 5/1/07	—	600,000	612,635
Viacom, Inc., 7.875%, 7/30/30	—	105,000	123,172

Total Cable/Media/Broadcasting/Satellite			1,882,373

Conglomerate/Diversified Manufacturing (0.3%)
Cooper Industries, Inc., 5.50%, 11/1/09	—	200,000	208,396
Textron Financial Corp., 2.75%, 6/1/06	—	350,000	346,605

Total Conglomerate/Diversified Manufacturing			555,001

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	—	195,000	195,316
The Gillette Co., 2.50%, 6/1/08	—	350,000	336,408

Total Consumer Products			531,724

Electric Utilities (1.4%)
Consumer Energy Co., 4.80%, 2/17/09	—	315,000	318,922
DTE Energy Co., 7.05%, 6/1/11	—	360,000	403,069
FPL Group Capital, Inc., 4.086%, 2/16/07	—	200,000	199,938
Indiana Michigan Power, 5.05%, 11/15/14	—	165,000	166,904
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	—	78,583	78,023
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	—	225,000	229,739
Oncor Electric Delivery, 6.375%, 1/15/15	—	70,000	77,592
PacifiCorp, 5.45%, 9/15/13	—	260,000	275,033
PPL Electric Utilities Corp., 4.30%, 6/1/13	—	450,000	438,387
Progress Energy, Inc., 4.50%, 6/1/10	—	174,000	175,119
Public Service Electric & Gas Corp., 5.00%, 1/1/13	—	100,000	103,186
Puget Energy, Inc., 3.363%, 6/1/08	—	120,000	116,782
Southern California Edison, 8.00%, 2/15/07	—	390,000	414,067
Virginia Electric & Power Co., 5.25%, 12/15/15	—	200,000	205,761

Total Electric Utilities			3,202,522

Gas Pipelines (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	—	210,000	212,441
Enterprise Products Operating, L.P., 4.95%, 6/1/10	—	385,000	386,811

Total Gas Pipelines			599,252

Health Care (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	—	260,000	253,499

Total Health Care			253,499

Independent Finance (0.4%)
Household Finance Corp., 4.125%, 11/16/09	—	195,000	192,892
International Lease Finance Corp., 4.75%, 1/13/12	—	260,000	259,124
iStar Financial, Inc., 5.15%, 3/1/12	—	395,000	390,395

Total Independent Finance			842,411

Oil and Gas (0.5%)
Conoco Funding Co., 6.35%, 10/15/11	—	335,000	370,945
Kerr-McGee Corp., 6.95%, 7/1/24	—	135,000	139,492
Occidental Petroleum, 4.00%, 11/30/07	—	130,000	129,564
Occidental Petroleum, 10.125%, 9/15/09	—	140,000	169,097
Valero Energy Corp., 4.75%, 6/15/13	—	165,000	163,364
XTO Energy, Inc., 5.00%, 1/31/15	—	165,000	164,622

Total Oil and Gas			1,137,084

Other Finance (0.1%)
SLM Corp., 4.00%, 1/15/10	—	245,000	242,022

Total Other Finance			242,022

Paper and Forest Products (0.2%)
Georgia-Pacific Corp., 7.70%, 6/15/15	—	130,000	148,200
Weyerhaeuser Co., 7.375%, 3/15/32	—	195,000	229,939

Total Paper and Forest Products			378,139

Pharmaceuticals (0.1%)
Pfizer, Inc., 5.625%, 2/1/06	—	120,000	121,244

Total Pharmaceuticals			121,244

Property and Casualty Insurance (0.4%)
Berkley (WR) Corp., 9.875%, 5/15/08	—	600,000	688,922
Berkshire Hathaway Finance, 3.40%, 7/2/07	—	250,000	246,779

Total Property and Casualty Insurance			935,701

Railroads (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	—	260,000	276,034
Union Pacific Corp., 3.875%, 2/15/09	—	260,000	255,908
Union Pacific Corp., 7.375%, 9/15/09	—	260,000	289,147

Total Railroads			821,089

Real Estate Investment Trusts (0.2%)
ERP Operating LP, 5.25%, 9/15/14	—	300,000	306,163
First Industrial LP, 5.25%, 6/15/09	—	50,000	50,793

Total Real Estate Investment Trusts			356,956

Retail Food and Drug (0.4%)
Albertson’s, Inc., 7.50%, 2/15/11	—	260,000	292,846
CVS Corp., 4.00%, 9/15/09	—	232,000	229,871
Safeway, Inc., 6.50%, 3/1/11	—	260,000	281,013

Total Retail Food and Drug			803,730

Retail Stores (0.4%)
Federated Department Stores, 6.30%, 4/1/09	—	325,000	345,112
May Department Stores Co., 6.70%, 7/15/34	—	130,000	145,343
Target Corp., 5.40%, 10/1/08	—	260,000	270,362

Total Retail Stores			760,817

Security Brokers and Dealers (0.5%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	—	80,000	81,294
Goldman Sachs Group, Inc., 5.15%, 1/15/14	—	350,000	358,663
Lehman Brothers Holdings, 4.25%, 1/27/10	—	335,000	334,008
Morgan Stanley, 5.30%, 3/1/13	—	350,000	363,733

Total Security Brokers and Dealers			1,137,698

Telecommunications (0.8%)
ALLTELL Corp., 4.656%, 5/17/07	—	100,000	100,785
BellSouth Corp., 6.55%, 6/15/34	—	130,000	148,018
Cingular Wireless LLC, 7.125%, 12/15/31	—	130,000	155,747
France Telecom SA, 8.00%, 3/1/11	—	255,000	295,921
SBC Communications, Inc., 6.15%, 9/15/34	—	65,000	70,410
Sprint Capital Corp., 8.375%, 3/15/12	—	335,000	402,944
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	—	260,000	252,635
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	—	50,000	51,046
Verizon Global Funding Corp., 4.375%, 6/1/13	—	100,000	98,885
Verizon Global Funding Corp., 7.75%, 12/1/30	—	80,000	103,300

Total Telecommunications			1,679,691

Yankee Sovereign (0.2%)
State of Israel, 7.25%, 12/15/28	—	350,000	418,694

Total Yankee Sovereign			418,694

Total Investment Grade Bonds (Cost: $22,160,759)			22,300,546

Governments (6.6%)

Governments (6.6%)
(e) BECCS, 14.00%, 11/15/11	—	500,000	474,253
Federal Home Loan Bank, 6.00%, 5/13/13	—	215,000	211,571
Housing & Urban Development, 6.08%, 8/1/13	—	150,000	165,490
Overseas Private Investment, 4.10%, 11/15/14	—	118,800	117,859
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	—	300,000	235,539

US Treasury, 2.25%, 4/30/06	—	1,889,000	1,869,594
US Treasury, 2.875%, 11/30/06	—	330,000	326,636
US Treasury, 3.125%, 1/31/07	—	960,000	952,425
US Treasury, 3.50%, 5/31/07	—	1,395,000	1,390,749
US Treasury, 3.625%, 6/10/05	—	775,000	771,609
US Treasury, 3.625%, 4/30/07	—	417,000	416,772
US Treasury, 3.75%, 3/31/07	—	160,000	160,244
US Treasury, 3.875%, 5/15/10	—	535,000	538,051
US Treasury, 4.00%, 2/15/15	—	2,751,000	2,760,780
US Treasury, 4.125%, 5/15/15	—	1,619,000	1,642,652
US Treasury, 5.375%, 2/15/31	—	1,429,000	1,686,220

Total Governments (Cost: $13,628,183)			13,720,444

Structured Products (9.5%)

Structured Products (9.5%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	—	1,604,000	1,603,999
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	—	1,502,000	1,499,597
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	—	339,000	374,259
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	—	4,491,686	190,897
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	—	287,503	286,472
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	—	381,000	372,458
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	—	93,729	94,832
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	—	731,066	739,664
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	—	41,349	41,839
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	—	144,887	146,602
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	—	105,542	108,388
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	—	18,982	19,494
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	—	131,250	134,772
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	—	1,463,236	1,484,636
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	—	105,586	109,328
Federal Home Loan Mortgage Corp. TBA, 5.50%, 7/1/35	—	1,360,000	1,378,700
Federal National Mortgage Association, 4.00%, 6/1/19	—	45,318	44,412
Federal National Mortgage Association, 4.50%, 6/1/19	—	502,621	500,727
Federal National Mortgage Association, 4.50%, 12/1/19	—	53,511	53,310
Federal National Mortgage Association, 5.00%, 3/1/20	—	172,861	174,897
Federal National Mortgage Association, 5.00%, 4/1/20	—	66,476	67,263
Federal National Mortgage Association, 5.00%, 5/1/20	—	123,946	125,413
Federal National Mortgage Association, 5.00%, 11/1/34	—	1,310,271	1,311,685
Federal National Mortgage Association, 5.00%, 4/1/35	—	184,398	184,606
Federal National Mortgage Association, 5.50%, 9/1/34	—	394,697	400,327
Federal National Mortgage Association, 5.50%, 10/1/34	—	374,730	380,075
Federal National Mortgage Association, 5.50%, 3/1/35	—	392,514	398,122
Federal National Mortgage Association, 6.00%, 5/1/11	—	114,928	118,876
Federal National Mortgage Association, 6.00%, 10/1/34	—	743,065	762,067
Federal National Mortgage Association, 6.00%, 11/1/34	—	778,814	798,731
Federal National Mortgage Association, 6.00%, 5/1/35	—	217,137	222,688
Federal National Mortgage Association, 6.00%, 6/1/35	—	757,993	777,534
Federal National Mortgage Association, 6.00%, 7/1/35	—	491,000	503,552
Federal National Mortgage Association TBA, 5.00%, 8/1/35	—	1,538,534	1,535,168
Federal National Mortgage Association TBA, 5.50%, 7/1/35	—	138,000	139,854
Government National Mortgage Association, 5.50%, 4/15/32	—	101,129	103,424
Government National Mortgage Association, 8.00%, 8/15/26	—	27,672	29,942
Government National Mortgage Association, 8.00%, 7/15/27	—	9,001	9,738
Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	—	1,540,000	1,537,535
Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	—	856,000	856,000
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	—	1,417,747	31,220

Total Structured Products (Cost: $19,675,449)			19,653,103

Below Investment Grade Bonds (7.3%)

Aerospace/Defense (0.0%)
L-3 Communications Corp., 6.125%, 7/15/13	—	50,000	50,250
L-3 Communications Corp., 7.625%, 6/15/12	—	50,000	53,250

Total Aerospace/Defense	103,500

Autos/Vehicle Parts (0.3%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	—	100,000	84,000
General Motors Acceptance Corp., 8.00%, 11/01/31	—	105,000	93,696
General Motors Corp., 8.375%, 7/15/33	—	20,000	16,700
The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	—	180,000	176,850
HLI Operating Co., 10.50%, 6/15/10	—	42,000	41,160
Metaldyne Corp., 10.00%, 11/1/13 144A	—	75,000	61,500
Visteon Corp., 8.25%, 8/1/10	—	65,000	60,125

Total Autos/Vehicle Parts	534,031

Basic Materials (1.0%)
Chemicals (0.4%)
BCP Caylux Holding, 9.625%, 6/15/14	—	70,000	78,400
Borden US Finance Corp., 9.00%, 7/15/14 144A	—	38,000	38,665
Crompton Corp., 9.875%, 8/1/12	—	31,000	35,960
Equistar Chemicals LP, 8.75%, 2/15/09	—	150,000	157,874
Equistar Chemicals LP, 10.625%, 5/1/11	—	75,000	82,781
Huntsman LLC, 11.50%, 7/15/12	—	49,000	57,453
Invista, 9.25%, 5/1/12 144A	—	130,000	142,024
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	—	100,000	110,250

Total	703,407

Metals/Mining (0.1%)
Massey Energy Co., 6.625%, 11/15/10	—	75,000	77,250
Novelis, Inc., 7.25%, 2/15/15 144A	—	125,000	125,469

Total	202,719

Packaging/Containers (0.2%)
Anchor Glass Container, 11.00%, 2/15/13	—	110,000	85,800
Graham Packaging Co., 9.875%, 10/15/14 144A	—	105,000	105,263
Graphic Packaging International Corp., 9.50%, 8/15/13	—	105,000	105,788
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	—	71,000	71,799
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	—	75,000	79,688
Pliant Corp., 11.125%, 9/1/09	—	70,000	68,250

Total	516,588

Paper & Forest Products (0.3%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	—	99,000	99,495
Appleton Papers, Inc., 9.75%, 6/15/14	—	80,000	77,200
Cascades, Inc., 7.25%, 2/15/13	—	108,000	105,570
Domtar, Inc., 7.875%, 10/15/11	—	165,000	174,474
Georgia-Pacific Corp., 8.125%, 5/15/11	—	125,000	140,938
(c) (f)	JSG Holding PLC, 11.50%, 10/1/15 144A	—	35,682	34,775
Smurfit-Stone Container, 8.375%, 7/1/12	—	45,000	45,450

Total	677,902

Total Basic Materials	2,100,616

Builders/Building Materials (0.2%)
Building Materials (0.1%)
Ames True Temper, Inc., 10.00%, 7/15/12	—	124,000	99,820
Ply Gem Industries, Inc., 9.00%, 2/15/12	—	124,000	104,780

Total			204,600

Home Builders (0.1%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	—	75,000	69,750
Technical Olympic USA, Inc., 9.00%, 7/1/10	—	50,000	51,438
William Lyon Homes, 7.50%, 2/15/14	—	45,000	42,300
William Lyon Homes, 7.625%, 12/15/12	—	35,000	33,425

Total			196,913

Total Builders/Building Materials			401,513

Capital Goods (0.4%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	—	75,000	81,000
Bombardier Recreational, 8.375%, 12/15/13	—	75,000	79,875
Case New Holland, Inc., 9.25%, 8/1/11 144A	—	162,000	170,100
Coleman Cable, Inc., 9.875%, 10/1/12 144A	—	75,000	66,750
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	—	120,000	127,800
(e) Standadyne Corp., 12.00%, 2/15/15	—	170,000	91,800
Sup Essx Com & Essx Group, 9.00%, 4/15/12	—	57,000	56,430
Trimas Corp., 9.875%, 6/15/12	—	75,000	63,000

Total Capital Goods			736,755

Consumer Products/Retailing (0.8%)
Consumer Products (0.3%)
ALH Finance LLC, 8.50%, 1/15/13	—	100,000	91,625
Amscan Holdings, Inc., 8.75%, 5/1/14	—	95,000	86,925
Hines Nurseries, Inc., 10.25%, 10/1/11	—	88,000	90,640
Jostens IH Corp., 7.625%, 10/1/12	—	56,000	55,300
Rent-A-Center, 7.50%, 5/1/10	—	140,000	140,000
Samsonite Corp., 8.875%, 6/1/11	—	94,000	99,875
(e) Simmons Co., 10.00%, 12/15/14 144A	—	145,000	65,250

Total			629,615

Retail Food & Drug (0.3%)
Delhaize America, Inc., 8.125%, 4/15/11	—	305,000	342,083
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	—	146,000	144,175
Rite Aid Corp., 8.125%, 5/1/10	—	100,000	103,000
Stater Brothers Holdings, 8.125%, 6/15/12	—	47,000	45,825

Total			635,083

Textile/Apparel (0.2%)
Oxford Industries, Inc., 8.875%, 6/1/11	—	193,000	206,510
Perry Ellis International, Inc., 8.875%, 9/15/13	—	51,000	51,000
Phillips Van Heusen Corp., 7.25%, 2/15/11	—	100,000	105,000
Warnaco, Inc., 8.875%, 6/15/13	—	50,000	55,250

Total			417,760

Total Consumer Products/Retailing			1,682,458

Energy (0.3%)
Gas Pipelines/Oil Field Services (0.1%)
El Paso Production Holding, 7.75%, 6/1/13	—	75,000	80,063
Harvest Operations Corp., 7.875%, 10/15/11	—	31,000	29,528

Total			109,591

Oil & Gas Exploration/Production (0.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	—	63,000	64,575
Chesapeake Energy Corp., 6.625%, 1/15/06 144A	—	94,000	97,055
Kerr-McGee Corp., 6.875%, 9/15/11	—	125,000	133,470
Range Resources Corp., 6.375%, 3/15/15	—	75,000	74,625
Whiting Petroleum Corp., 7.25%, 5/1/13	—	83,000	84,660

Total			454,385

Oil Refining & Marketing (0.1%)
AmeriGas Partners, L.P., 7.25%, 5/20/15 144A	—	125,000	130,000

Total			130,000

Total Energy			693,976

Financials (0.7%)
Financials Services (0.6%)
Dollar Financial Group, 9.75%, 11/15/11	—	75,000	77,344
Dow Jones Credit Derivative High Yield, 6.75%, 6/29/10 144A	—	650,000	650,406
LaBranche & Co., Inc., 9.50%, 5/15/09	—	75,000	78,750
LaBranche & Co., Inc., 11.00%, 5/15/12	—	63,000	68,040
Refco Finance Holdings, 9.00%, 8/1/12	—	150,000	159,000
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	—	190,000	194,750

Total			1,228,290

Insurance (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	—	50,000	54,250
Fairfax Financial Holdings, 7.75%, 4/26/12	—	125,000	118,750

Total			173,000

Total Financials			1,401,290

Foods (0.3%)
Food/Beverage/Tobacco (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	—	63,000	65,126
Gold Kist, Inc., 10.25%, 3/15/14	—	39,000	44,070
Land O Lakes, Inc., 9.00%, 12/15/10	—	101,000	108,828
Merisant Co., 9.50%, 7/15/13 144A	—	63,000	44,730
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	—	50,000	50,875
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	—	130,000	129,674
Smithfield Foods, Inc., 7.00%, 8/1/11	—	75,000	78,938
Smithfield Foods, Inc., 7.75%,5/15/13	—	75,000	81,750

Total			603,991

Restaurants (0.0%)
Uno Restaurant Corp., 10.00%, 2/15/11 144A	—	12,000	11,400

Total			11,400

Total Foods			615,391

Gaming/Leisure/Lodging (0.7%)
Gaming (0.4%)
Boyd Gaming Corp., 7.75%, 12/15/12	—	75,000	80,156
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	—	75,000	61,125
Majestic Star Casino LLC, 9.50%, 10/15/10	—	57,000	58,710
MGM Mirage, Inc., 6.375%, 12/15/11	—	75,000	76,125
MGM Mirage, Inc., 6.75%, 9/1/12	—	50,000	51,500
MGM Mirage, Inc., 8.375%, 2/1/11	—	125,000	136,250
MGM Mirage, Inc., 8.50%, 9/15/10	—	65,000	72,150
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	—	100,000	99,250
Station Casinos, Inc., 6.875%, 3/1/16	—	50,000	51,375
Wheeling Island Gaming, 10.125%, 12/15/09	—	100,000	106,000
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	—	114,000	110,865

Total			903,506

Leisure (0.1%)
LCE Acquisition Corp., 9.00%, 8/1/14 144A	—	146,000	141,255
Universal City Development Corp., 11.75%, 4/1/10	—	44,000	50,490
Universal City Florida, 8.375%, 5/1/10	—	100,000	104,250

Total			295,995

Lodging (0.2%)
Corrections Corp. of America, 6.25%, 3/15/13	—	151,000	149,868
Host Marriot LP, 7.125%, 11/1/13	—	175,000	182,437

Total			332,305

Total Gaming/Leisure/Lodging			1,531,806

Health Care/Pharmaceuticals (0.4%)
Alliance Imaging, Inc., 7.25%, 12/15/12	—	43,000	40,635
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	—	189,000	189,236
General Nutrition Centers, Inc., 8.50%, 12/1/10	—	120,000	96,000
General Nutrition Centers, Inc., 8.625%, 1/15/11 144A	—	52,000	48,100
HCA, Inc., 6.95%, 5/1/12	—	125,000	132,815
Iasis Healthcare Corp., 8.75%, 6/15/14	—	104,000	112,840
Omega Healthcare Investors, 7.00%, 4/1/14	—	50,000	50,375
Tenet Healthcare Corp., 9.875%, 7/1/14	—	76,000	81,510
US Oncology, Inc., 9.00%, 8/15/12	—	60,000	64,200
Ventas Realty LP, 9.00%, 5/1/12	—	50,000	57,500
Ventas Realty LP, 6.75%, 6/1/10 144A	—	40,000	41,502

Total Health Care/Pharmaceuticals			914,713

Media (0.7%)
Broadcasting (0.0%)
Sinclair Broadcast Group, 8.00%, 3/15/12	—	50,000	51,250

Total			51,250

Cable/Satellite (0.7%)
Cablevision Systems Corp., 8.00%, 4/15/12	—	125,000	122,500
CSC Holdings, Inc., 7.625%, 4/1/11	—	100,000	98,750
The DIRECTV Group, Inc., 8.375%, 3/15/13	—	25,000	27,688
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	—	250,000	248,749
Echostar Corp., 6.375%, 10/1/11	—	320,000	317,199
Echostar DBS Corp., 6.625%, 10/1/14	—	95,000	93,813
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	—	97,000	100,153
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	—	100,000	108,500

Panamsat Corp., 9.00%, 8/15/14	—	54,000	58,928
Rogers Cable, Inc., 6.25%, 6/15/13	—	182,000	181,545
Rogers Cable, Inc., 6.75%, 3/15/15	—	75,000	76,500
Rogers Cable, Inc., 7.875%, 5/1/12	—	50,000	54,250

Total			1,488,575

Total Media			1,539,825

Real Estate (0.1%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	—	150,000	153,375

Total Real Estate			153,375

Services (0.3%)
Environmental Services (0.1%)
Allied Waste North America, 6.375%, 4/15/11	—	75,000	72,000
Allied Waste North America, 7.25%, 3/15/15 144A	—	176,000	170,279

Total			242,279

Services-Other (0.2%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	—	52,000	50,700
Knowledge Learning Center, 7.75%, 2/1/15 144A	—	100,000	95,500
United Rentals North America, Inc., 6.50%, 2/15/12	—	157,000	154,449
United Rentals North America, Inc., 7.00%, 2/15/14	—	61,000	58,103

Total			358,752

Total Services			601,031

Technology (0.2%)
Amkor Technologies, Inc., 7.125%, 3/15/11	—	50,000	43,250
Flextronics International, Ltd., 6.50%, 5/15/13	—	75,000	77,625
Stats Chippac, Inc., 6.75%, 11/15/11	—	83,000	79,680
Unisys Corp., 6.875%, 3/15/10	—	125,000	122,813
Xerox Corp., 7.20%, 4/1/16	—	50,000	54,000

Total Technology			377,368

Telecommunications (0.3%)
Telecommunications-Wireless (0.1%)
Rogers Wireless, Inc., 6.375%, 3/1/14	—	62,000	63,085
Rogers Wireless, Inc., 7.25%, 12/15/12	—	45,000	48,600
Rogers Wireless, Inc., 8.00%, 12/15/12	—	31,000	33,403

Total			145,088

Telecommunications-Wireline (0.2%)
Citizens Communications, 9.00%, 8/15/31	—	126,000	129,150
GCI, Inc., 7.25%, 2/15/14	—	50,000	48,000
MCI, Inc., 8.735%, 5/1/14	—	95,000	106,519
Qwest Communications International, Inc., 7.50%, 11/1/08	—	25,000	23,875
Qwest Corp., 7.625%, 6/15/15 144A	—	67,000	68,424
Qwest Corp., 7.875%, 9/1/11 144A	—	130,000	135,524

Total			511,492

Total Telecommunications			656,580

Transportation (0.3%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	—	82,000	85,280
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	—	50,000	58,500
Laidlaw International, Inc., 10.75%, 6/15/11	—	42,000	49,211
OMI Corp., 7.625%, 12/1/13	—	75,000	74,719
Progress Rail, 7.75%, 4/1/12 144A	—	65,000	65,813
Ship Finance International, Ltd., 8.50%, 12/15/13	—	175,000	166,468
Stena AB, 7.50%, 11/1/13	—	90,000	88,650
Stena AB, 9.625%, 12/1/12	—	50,000	54,500

Total Transportation			643,141

Utilities (0.3%)
Aquila, Inc., 9.95%, 2/1/11	—	75,000	81,375
Midwest Generation LLC, 8.75%, 5/1/34	—	65,000	72,800
NRG Energy, Inc., 8.00%, 12/15/13 144A	—	19,000	20,045
Reliant Energy, Inc., 6.75%, 12/15/14	—	82,000	80,155
Sierra Pacific Resources, 8.625%, 3/15/14	—	75,000	82,875
Teco Energy, Inc., 6.75%, 5/1/15 144A	—	40,000	42,400
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	—	100,000	101,250
Utilicorp Canada Finance, 7.75%, 6/15/11	—	63,000	64,890

Total Utilities			545,790

Total Below Investment Grade Bonds (Cost: $15,302,786)			15,233,159

Money Market Investments (13.5%)

Autos (1.4%)
Daimler Chrysler Auto, 3.27%, 7/20/05	—	3,000,000	2,994,823

Total Autos			2,994,823

Federal Government and Agencies (0.7%)
Freddie Discount, 3.29%, 9/20/05	Virginia	1,400,000	1,389,416

Total Federal Government and Agencies			1,389,416

Finance Lessors (4.4%)
(b) Ranger Funding Co. LLC, 3.08%, 7/7/05	—	3,000,000	2,998,459
(b) Thunder Bay Funding, Inc., 3.20%, 7/25/05	—	3,000,000	2,993,600
(b) Windmill Funding Corp., 3.15%, 7/21/05	—	3,000,000	2,994,750

Total Finance Lessors			8,986,809

Finance Services (1.4%)
(b) Preferred Receivable Funding, 3.27%, 7/28/05	—	3,000,000	2,992,643

Total Finance Services			2,992,643

Phone Communications Except Radiophone (1.4%)
(b) Verizon Global Funding, 3.14%, 7/11/05	—	3,000,000	2,997,383

Total Phone Communications Except Radiophone			2,997,383

Short Term Business Credit (2.8%)
(b	)	Sheffield Receivables, 3.22%, 7/20/05	—	3,000,000	2,994,902
(b	)	UBS Finance Delaware LLC, 3.37%, 7/1/05	—	2,800,000	2,800,000

		Total Short Term Business Credit			5,794,902

Utilities (1.4%)
(b	)	National Rural Utility, 3.16%, 7/18/05	—	3,000,000	2,995,523

		Total Utilities			2,995,523

		Total Money Market Investments (Cost: $28,151,704)			28,151,499

		Total Investments (101.0%) (Cost $187,875,110)(a)			210,002,487

		Other Assets, Less Liabilities (-1.0%)			(2,041,280)

		Total Net Assets (100.0%)			207,961,207

*	Non-Income Producing

ADR - American Depository Receipt

†	Security was fair valued under procedures adopted by the Board of Directors.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities was $6,094, representing 2.95% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $187,875,110 and the net unrealized appreciation of investments based on that cost was $22,127,378 which is comprised of $25,235,256 aggregate gross unrealized appreciation and $3,107,878 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US TEN YEAR TREASURY NOTE (Total Notional Value at June 30, 2005, $2,278,359 )	20	9/05	$(8,984)
S&P 500 Index Futures (Total Notional Value at June 30, 2005, $14,476,413 )	48	9/05	$(130,413)

(c)	PIK - Payment In Kind
(d)	Defaulted Security
(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

High Yield Bond Fund

Schedule of Investments

June 30, 2005 (unaudited)

		Shares/Par	$ Value
	Bonds (93.2%)

	Aerospace/Defense (0.7%)
	L-3 Communications Corp., 6.125%, 7/15/13	525,000	$527,625
	L-3 Communications Corp., 7.625%, 6/15/12	525,000	559,125

	Total Aerospace/Defense		1,086,750

	Autos/Vehicle Parts (3.4%)
	Affinia Group, Inc., 9.00%, 11/30/14 144A	852,000	715,680
	General Motors Acceptance Corp., 8.00%, 11/01/31	1,110,000	990,501
	General Motors Corp., 8.375%, 7/15/33	230,000	192,050
	The Goodyear Tire & Rubber Co., 9.00%, 7/1/15 144A	1,830,000	1,797,975
	HLI Operating Co., 10.50%, 6/15/10	474,000	464,520
	Metaldyne Corp., 10.00%, 11/1/13 144A	801,000	656,820
	Visteon Corp., 8.25%, 8/1/10	660,000	610,500

	Total Autos/Vehicle Parts		5,428,046

	Basic Materials (14.1%) Chemicals (5.0%)
	BCP Caylux Holding, 9.625%, 6/15/14	900,000	1,008,000
	Borden US Finance Corp., 9.00%, 7/15/14 144A	412,000	419,210
	Crompton Corp., 9.875%, 8/1/12	344,000	399,040
	Equistar Chemicals LP, 8.75%, 2/15/09	1,585,000	1,668,213
	Equistar Chemicals LP, 10.625%, 5/1/11	785,000	866,444
	Huntsman LLC, 11.50%, 7/15/12	547,000	641,358
	Invista, 9.25%, 5/1/12 144A	1,470,000	1,605,975
	Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,250,000	1,378,125

	Total		7,986,365

	Metals/Mining (1.4%)
	Massey Energy Co., 6.625%, 11/15/10	795,000	818,850
	Novelis, Inc., 7.25%, 2/15/15 144A	1,339,000	1,344,021

	Total		2,162,871

	Packaging/Containers (3.4%)
	Anchor Glass Container, 11.00%, 2/15/13	1,220,000	951,600
	Graham Packaging Co., 9.875%, 10/15/14 144A	1,007,000	1,009,518
	Graphic Packaging International Corp., 9.50%, 8/15/13	1,097,000	1,105,228
	Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	776,000	784,730
	Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	795,000	844,688
	Pliant Corp., 11.125%, 9/1/09	673,000	656,175

	Total		5,351,939

	Paper & Forest Products (4.3%)
	Abitibi-Consolidated, Inc., 7.75%, 6/15/11	858,000	862,290
	Appleton Papers, Inc., 9.75%, 6/15/14	867,000	836,655
	Cascades, Inc., 7.25%, 2/15/13	1,144,000	1,118,260
	Domtar, Inc., 7.875%, 10/15/11	1,645,000	1,739,466
	Georgia-Pacific Corp., 8.125%, 5/15/11	1,320,000	1,488,300
(c)(f)	JSG Holding PLC, 11.50%, 10/1/15 144A	363,956	354,703
	Smurfit-Stone Container, 8.375%, 7/1/12	475,000	479,750

	Total		6,879,424

	Total Basic Materials		22,380,599

Builders/Building Materials (2.6%)
Building Materials (1.4%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,374,000	1,106,070
Ply Gem Industries, Inc., 9.00%, 2/15/12	1,364,000	1,152,580

Total		2,258,650

Home Builders (1.2%)
Technical Olympic USA, Inc., 7.50%, 3/15/11	825,000	767,250
Technical Olympic USA, Inc., 9.00%, 7/1/10	300,000	308,625
William Lyon Homes, 7.50%, 2/15/14	510,000	479,400
William Lyon Homes, 7.625%, 12/15/12	381,000	363,855

Total		1,919,130

Total Builders/Building Materials		4,177,780

Capital Goods (4.9%)
Amsted Industries, Inc., 10.25%, 10/15/11 144A	925,000	999,000
Bombardier Recreational, 8.375%, 12/15/13	660,000	702,900
Case New Holland, Inc., 9.25%, 8/1/11 144A	1,713,000	1,798,650
Coleman Cable, Inc., 9.875%, 10/1/12 144A	820,000	729,800
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	1,320,000	1,405,800
(e) Standadyne Corp., 12.00%, 2/15/15	1,840,000	993,600
Sup Essx Com & Essx Group, 9.00%, 4/15/12	517,000	511,830
Trimas Corp., 9.875%, 6/15/12	825,000	693,000

Total Capital Goods		7,834,580

Consumer Products/Retailing (9.7%)
Consumer Products (4.2%)
ALH Finance LLC, 8.50%, 1/15/13	1,072,000	982,220
Amscan Holdings, Inc., 8.75%, 5/1/14	1,030,000	942,450
Hines Nurseries, Inc., 10.25%, 10/1/11	956,000	984,680
Jostens IH Corp., 7.625%, 10/1/12	615,000	607,313
Rent-A-Center, 7.50%, 5/1/10	1,448,000	1,448,000
Samsonite Corp., 8.875%, 6/1/11	1,058,000	1,124,125
(e) Simmons Co., 10.00%, 12/15/14 144A	1,595,000	717,750

Total		6,806,538

Retail Food & Drug (3.2%)
Delhaize America, Inc., 8.125%, 4/15/11	1,850,000	2,074,929
The Jean Coutu Group (PJC), Inc., 8.50%, 8/1/14	1,371,000	1,353,863
Rite Aid Corp., 8.125%, 5/1/10	1,065,000	1,096,950
Stater Brothers Holdings, 8.125%, 6/15/12	538,000	524,550

Total		5,050,292

Textile/Apparel (2.3%)
Oxford Industries, Inc., 8.875%, 6/1/11	1,247,000	1,334,290
Perry Ellis International, Inc., 8.875%, 9/15/13	544,000	544,000
Phillips-Van Heusen Corp., 7.25%, 2/15/11	1,100,000	1,155,000
Warnaco, Inc., 8.875%, 6/15/13	530,000	585,650

Total		3,618,940

Total Consumer Products/Retailing		15,475,770

Energy (4.7%)
Gas Pipelines/Oil Field Services (0.7%)
El Paso Production Holding, 7.75%, 6/1/13	796,000	849,730
Harvest Operations Corp., 7.875%, 10/15/11	342,000	325,755

Total		1,175,485

Oil & Gas Exploration/Production (3.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	683,000	700,075
Chesapeake Energy Corp., 6.625%, 1/15/06 144A	997,000	1,029,403
Kerr-McGee Corp., 6.875%, 9/15/11	1,325,000	1,414,792
Range Resources Corp., 6.375%, 3/15/15	804,000	799,980
Whiting Petroleum Corp., 7.25%, 5/1/13	888,000	905,760

Total		4,850,010

Oil Refining & Marketing (0.9%)
AmeriGas Partners LP, 7.25%, 5/20/15 144A	1,330,000	1,383,200

Total		1,383,200

Total Energy		7,408,695

Financials (5.2%)
Financials Services (3.9%)
Dollar Financial Group, 9.75%, 11/15/11	825,000	850,781
LaBranche & Co., Inc., 9.50%, 5/15/09	795,000	834,750
LaBranche & Co., Inc., 11.00%, 5/15/12	688,000	743,040
Refco Finance Holdings, 9.00%, 8/1/12	1,631,000	1,728,860
Thornburg Mortgage, Inc., 8.00%, 5/15/2013	1,985,000	2,034,625

Total		6,192,056

Insurance (1.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	675,000	732,375
Fairfax Financial Holdings, 7.75%, 4/26/12	1,369,000	1,300,550

Total		2,032,925

Total Financials		8,224,981

Foods (4.1%)
Food/Beverage/Tobacco (4.0%)
B&G Foods, Inc., 8.00%, 10/1/11	685,000	708,119
Gold Kist, Inc., 10.25%, 3/15/14	454,000	513,020
Land O Lakes, Inc., 9.00%, 12/15/10	1,100,000	1,185,249
Merisant Co., 9.50%, 7/15/13 144A	697,000	494,870
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 7/15/10 144A	1,307,000	1,303,732
RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	525,000	534,188
Smithfield Foods, Inc., 7.00%, 8/1/11	795,000	836,738
Smithfield Foods, Inc., 7.75%, 5/15/13	795,000	866,550

Total		6,442,466

Restaurants (0.1%)
Uno Restaurant Corp., 10.00%, 2/15/11 144A	135,000	128,250

Total		128,250

Total Foods		6,570,716

Gaming/Leisure/Lodging (9.7%)
Gaming (5.5%)
Boyd Gaming Corp., 7.75%, 12/15/12	795,000	849,656
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	300,000	244,500
Majestic Star Casino LLC, 9.50%, 10/15/10	437,000	450,110
MGM Mirage, Inc., 6.375%, 12/15/11	795,000	806,925
MGM Mirage, Inc., 6.75%, 9/1/12	530,000	545,900
MGM Mirage, Inc., 8.375%, 2/1/11	1,325,000	1,444,250
MGM Mirage, Inc., 8.50%, 9/15/10	660,000	732,600
Penn National Gaming, Inc., 6.75%, 3/1/15 144A	1,070,000	1,061,975
Station Casinos, Inc., 6.875%, 3/1/16	530,000	544,575
Wheeling Island Gaming, 10.125%, 12/15/09	850,000	901,000
Wynn Las Vegas LLC, 6.625%, 12/1/14 144A	1,243,000	1,208,818

Total		8,790,309

Leisure (2.0%)
LCE Acquisition Corp., 9.00%, 8/1/14 144A	1,372,000	1,327,410
Universal City Development Corp., 11.75%, 4/1/10	668,000	766,530
Universal City Florida, 8.375%, 5/1/10	1,076,000	1,121,730

Total		3,215,670

Lodging (2.2%)
Corrections Corp. of America, 6.25%, 3/15/13	1,560,000	1,548,300
Host Marriot LP, 7.125%, 11/1/13	1,855,000	1,933,837

Total		3,482,137

Total Gaming/Leisure/Lodging		15,488,116

Healthcare/Pharmaceuticals (6.2%)
Alliance Imaging, Inc., 7.25%, 12/15/12	455,000	429,975
Fisher Scientific International, Inc., 6.125%, 7/1/15 144A	1,902,000	1,904,377
General Nutrition Centers, Inc., 8.50%, 12/1/10	1,100,000	880,000
General Nutrition Centers, Inc., 8.625%, 1/15/11 144A	536,000	495,800
HCA, Inc., 6.95%, 5/1/12	1,320,000	1,402,522
Iasis Healthcare Corp., 8.75%, 6/15/14	1,133,000	1,229,305
Omega Healthcare Investors, 7.00%, 4/1/14	550,000	554,125
Tenet Healthcare Corp., 9.875%, 7/1/14	825,000	884,813
US Oncology, Inc., 9.00%, 8/15/12	690,000	738,300
Ventas Realty, LP, 6.75%, 6/1/10 144A	425,000	440,959
Ventas Realty, LP, 9.00%, 5/1/12	800,000	920,000

Total Healthcare/Pharmaceuticals		9,880,176

Media (8.1%)
Broadcasting (0.4%)
Sinclair Broadcast Group, 8.00%, 3/15/12	552,000	565,800

Total		565,800

Cable/Satellite (7.7%)
Cablevision Systems Corp., 8.00%, 4/15/12	1,375,000	1,347,499
CSC Holdings, Inc., 7.625%, 4/1/11	1,060,000	1,046,750
The DIRECTV Group, Inc., 6.375%, 6/15/15 144A	2,645,000	2,631,774
The DIRECTV Group, Inc., 8.375%, 3/15/13	265,000	293,488

Echostar DBS Corp., 6.375%, 10/1/11	1,325,000	1,313,406
Echostar DBS Corp., 6.625%, 10/1/14	825,000	814,688
Intelsat Bermuda, Ltd., 8.25%, 1/15/13 144A	1,005,000	1,037,663
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	1,100,000	1,193,500
Panamsat Corp., 9.00%, 8/15/14	596,000	650,385
Rogers Cable, Inc., 6.25%, 6/15/13	569,000	567,578
Rogers Cable, Inc., 6.75%, 3/15/15	821,000	837,420
Rogers Cable, Inc., 7.875%, 5/1/12	530,000	575,050

Total		12,309,201

Total Media		12,875,001

Real Estate (1.0%)
Trustreet Properties, Inc., 7.50%, 4/1/15 144A	1,560,000	1,595,100

Total Real Estate		1,595,100

Services (3.9%)
Environmental Services (1.6%)
Allied Waste North America, 6.375%, 4/15/11	785,000	753,600
Allied Waste North America, 7.25%, 3/15/15 144A	1,884,000	1,822,770

Total		2,576,370

Services-Other (2.3%)
Buhrmann US, Inc., 7.875%, 3/1/15 144A	535,000	521,625
Knowledge Learning Center, 7.75%, 2/1/15 144A	1,075,000	1,026,625
United Rentals North America, Inc., 6.50%, 2/15/12	1,568,000	1,542,520
United Rentals North America, Inc., 7.00%, 2/15/14	640,000	609,600

Total		3,700,370

Total Services		6,276,740

Technology (2.4%)
Amkor Technologies, Inc., 7.125%, 3/15/11	550,000	475,750
Flextronics International, Ltd., 6.50%, 5/15/13	795,000	822,825
Stats Chippac, Inc., 6.75%, 11/15/11	687,000	659,520
Unisys Corp., 6.875%, 3/15/10	1,326,000	1,302,795
Xerox Corp., 7.20%, 4/1/16	548,000	591,840

Total Technology		3,852,730

Telecommunications (4.5%)
Telecommunications-Wireless (0.9%)
Rogers Wireless, Inc., 6.375%, 3/1/14	686,000	698,005
Rogers Wireless, Inc., 7.25%, 12/15/12	274,000	295,920
Rogers Wireless, Inc., 8.00%, 12/15/12	342,000	368,505

Total		1,362,430

Telecommunications-Wireline (3.6%)
Citizens Communications, 9.00%, 8/15/31	1,369,000	1,403,225
GCI, Inc., 7.25%, 2/15/14	535,000	513,600
MCI, Inc., 8.735%, 5/1/14	1,025,000	1,149,281
Qwest Communications International, Inc., 7.50%, 11/1/08	275,000	262,625
Qwest Corp., 7.625%, 6/15/15 144A	706,000	721,003
Qwest Corp., 7.875%, 9/1/11 144A	1,675,000	1,746,187

Total		5,795,921

Total Telecommunications		7,158,351

Transportation-Rail & Other (4.4%)
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 6.625%, 1/15/16 144A	863,000	897,520
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	800,000	936,000
Laidlaw International, Inc., 10.75%, 6/15/11	528,000	618,647
OMI Corp., 7.625%, 12/1/13	825,000	821,906
Progress Rail, 7.75%, 4/1/12 144A	670,000	678,375
Ship Finance International, Ltd., 8.50%, 12/15/13	1,310,000	1,246,138
Stena AB, 7.50%, 11/1/13	945,000	930,825
Stena AB, 9.625%, 12/1/12	800,000	872,000

Total Transportation-Rail & Other		7,001,411

Utilities (3.6%)
Aquila, Inc., 9.95%, 2/1/11	820,000	889,700
Midwest Generation LLC, 8.75%, 5/1/34	690,000	772,800
NRG Energy, Inc., 8.00%, 12/15/13 144A	430,000	453,650
Reliant Energy, Inc., 6.75%, 12/15/14	887,000	867,043
Sierra Pacific Resources, 8.625%, 3/15/14	825,000	911,624
Teco Energy, Inc., 6.75%, 5/1/15 144A	395,000	418,700
Tenaska Alabama II Partners LP, 7.00%, 6/30/21 144A	725,000	734,063
Utilicorp Canada Finance, 7.75% 6/15/11	685,000	705,550

Total Utilities		5,753,130

Total Bonds (Cost: $148,763,512)		148,468,672

Preferred Stocks (0.0%)

Media (0.0%)
PTV, Inc.	6	12

Total Preferred Stocks (Cost: $0)		12

Common Stocks and Warrants (0.5%)

Foods (0.5%)
B&G Foods, Inc. - EIS	43,947	643,384

Total Foods		643,384

Media (0.0%)
NTL, Inc.	9	9

Total Media		9

Telecommunications (0.0%)
American Tower Corp. - Warrants	1,400	41,419
Horizon PCS, Inc. - Warrants 144A	550	6
IWO Holdings, Inc. 144A	350	4

Total Telecommunications		41,429

Transportation-Rail & Other (0.0%)
RailAmerica Transportation Corp.	650	38,675

Total Transportation-Rail & Other		38,675

Total Common Stocks and Warrants (Cost: $826,661)		723,497

Money Market Investments (5.3%)

Finance Lessors (1.9%)
Thunder Bay Funding, Inc., 3.05%, 7/1/05	3,000,000	3,000,000

Total Finance Lessors		3,000,000

Finance Services (1.8%)
(b) Preferred Receivable Funding, 3.27%, 7/28/05	3,000,000	2,992,643

Total Finance Services		2,992,643

National Commercial Banks (1.6%)
UBS Finance Delaware LLC, 3.37%, 7/1/05	2,500,000	2,500,000

Total National Commercial Banks		2,500,000

Total Money Market Investments (Cost: $8,492,643)		8,492,643

Total Investments (99.0%) (Cost $158,082,816)(a)		157,684,824

Other Assets, Less Liabilities (1.0%)		1,587,097

Total Net Assets (100.0%)		159,271,921

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities was $39,106,525 representing 24.55% of the net assets.

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $158,082,816 and the net unrealized depreciation of investments based on that cost was ($397,992) which is comprised of $3,570,204 aggregate gross unrealized appreciation and $3,968,196 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for when-issued securities.
(c)	PIK - Payment In Kind
(d)	Defaulted Security
(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

(f)	Euro Foreign Bond

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Municipal Bond Fund

Schedule of Investments

June 30, 2005 (unaudited)

	Shares/Par	$ Value
Revenue Bonds (66.8%)

Alabama (2.1%)
(b) Alabama Water Pollution, 5.25%, 8/15/11 RB, AMBAC	900,000	$1,000,791
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/38 RB, FGIC, PR	115,000	127,237
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/41 RB, FGIC, PR	735,000	808,441
Jefferson County, Alabama Sewer Revenue, 5.375%, 2/1/36 RB, FGIC, PR	505,000	551,041
Jefferson County, Alabama Sewer Revenue, 5.70%, 2/1/19 RB, FGIC, PR	60,000	63,308
Jefferson County, Alabama Sewer Revenue, 5.75%, 2/1/38 RB, FGIC, PR	50,000	55,193

		2,606,011

Arizona (3.2%)
(b) Arizona School Facilities Board Revenue, 5.50%, 7/1/17 RB	1,700,000	1,896,282
(b) Arizona State Transportation Board Highway Revenue, 5.25%, 7/1/17 RB	1,000,000	1,103,930
Salt River Project Arizona Agriculture Improvement & Power District Electrical System Revenue - Series A, 5.00%, 1/1/21 RB	1,000,000	1,078,960

		4,079,172

California (3.2%)
Foothill/Eastern California Corridor Agency Toll Road Revenue, 0.00%, 1/1/18 RB, PR	160,000	96,326
Foothill/Eastern Corridor Agency California Toll Road Revenue, 0.00%, 1/1/20 RB, PR	530,000	291,293
Metropolitan Water District of Southern California, Variable, 7/1/36 RB	900,000	900,000
Sacramento County, California Sanitation District, 5.00%, 12/1/35 RB, AMBAC	1,500,000	1,606,980
Sacramento County, California Sanitation District, 6.00%, 12/1/15 RB	1,000,000	1,148,310

		4,042,909

Colorado (1.6%)
Colorado Regional Transportation District Certificate Participation, 2.30%, 12/1/22 RB, AMBAC	2,000,000	1,977,920

		1,977,920

Connecticut (1.8%)
Connecticut State Health & Education Facilities Authority Revenue, Variable, 7/1/36 RB	100,000	100,000
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure, Series A, 5.375%, 10/1/17 RB, FSA, PR	1,000,000	1,121,120
Connecticut State Special Tax Obligation Revenue, 5.75%, 6/1/13 RB, FGIC, PR	5,000	5,192
Hartford, Connecticut Package System, 6.40%, 7/1/20 RB, PR	900,000	1,030,374

		2,256,686

Florida (3.5%)
Collier County, Florida Housing Finance Authority, 4.90%, 2/15/32 RB, FNMA	1,250,000	1,287,263
Escambia County, Florida Health Facilities Authority Revenue, 5.25%, 11/15/32 RB	670,000	712,445
Escambia County, Florida Health Facilities Authority Revenue, 5.75%, 11/15/29 RB, AMBAC, PR	760,000	850,242
Miami, Florida Health Facilities Authority Revenue Series C, 5.25%, 11/15/33 RB	1,000,000	1,046,120
Miami, Florida Health Facilities Authority Revenue, 5.25%, 11/15/33 RB	500,000	523,060

		4,419,130

Georgia (3.4%)
(b	)	Atlanta, Georgia Airport General Revenue, 5.50%, 1/1/26 RB, FGIC, PR	185,000	205,798
(b	)	Atlanta, Georgia Airport General Revenue, 5.60%, 1/1/30 RB, FGIC, PR	50,000	55,830
(b	)	Atlanta, Georgia Water & Wastewater Revenue, 5.50%, 11/1/22 RB, FGIC	550,000	651,651
		Cartersville, Georgia Development Authority Water & Waste Facility, 7.40%, 11/1/10 RB, AMT	1,000,000	1,182,180
		Colquitt County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	290,000	138,765
		Georgia Municipal Electric Authority, 5.00%, 11/1/24 RB, MBIA	250,000	259,525
		Georgia Municipal Electric Authority, 6.40%, 1/1/13 RB, AMBAC	110,000	128,821
		Richmond County, Georgia Development Authority Revenue, 0.00%, 12/1/21 RB, PR	3,370,000	1,612,545

				4,235,115

Illinois (4.7%)
		Chicago, Illinois Public Building Community Building Revenue, 0.00%, 1/1/08 RB, MBIA, PR	480,000	445,526
		Chicago, Illinois Sales Tax, 5.375%, 1/01/30 RB, FGIC, PR	10,000	10,888
		Illinois Educational Facilities Authority Student Housing Revenue, 6.25%, 5/1/30 RB	1,000,000	1,081,090
		Illinois Finance Authority Revenue University of Chicago-Series A, 5.00%, 7/1/34 RB	1,000,000	1,055,620
		Illinois State Sales Tax Revenue, 5.50%, 6/15/15 RB	1,600,000	1,772,544
		Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, 5.50%, 6/15/18 RB, FGIC, PR	1,175,000	1,384,503
		University of Illinois University Revenue Auxiliary Facilities Series A, 6.00%, 4/1/30 RB, PR, MBIA	185,000	210,480

				5,960,651

Indiana (1.2%)
		Fort Wayne, Indiana Sewer Works Revenue, 9.625%, 8/1/05 RB, BIGI	90,000	90,518
		Indiana State Toll Finance Authority, 6.00%, 7/1/15 RB	100,000	102,842
		Shelby, Indiana Eastern School Building Corporation, 5.50%, 7/15/13 RB, FGIC	1,135,000	1,277,601

				1,470,961

Iowa (1.8%)
		Cedar Rapids, Iowa Revenue Bond, 9.00%, 7/1/25 RB, PR	1,000,000	1,020,180
		Iowa City, Iowa Sewer Revenue, 5.50%, 7/1/25 RB, FSA	140,000	150,725
		Iowa Finance Authority Hospital Facility Revenue, 5.878%, 2/15/20 RB, AMBAC	1,000,000	1,107,720

				2,278,625

Kansas (0.9%)
		Kansas State Department of Transportation Highway Revenue, 5.00%, 9/1/10 RB, PR	45,000	48,532
		Kansas State Department of Transportation Highway Revenue, 5.125%, 9/1/12 RB, PR	55,000	59,629
		Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund II, 4.75%, 5/1/14 RB	1,000,000	1,054,380

				1,162,541

Kentucky (0.9%)
		Louisville & Jefferson County, Kentucky Regional Airport Authority, 6.50%, 7/1/17 RB, MBIA, AMT	1,000,000	1,083,310

				1,083,310

Louisiana (0.2%)
		Louisiana State Gas & Fuels Tax Revenue, 5.375%, 6/1/16 RB, AMBAC	250,000	277,928

				277,928

Maine (0.4%)
Regional Waste System, Inc., Maine Solid Waste Resource Recovery, 6.25%, 7/1/11 RB, AMT	550,000	561,044

		561,044

Maryland (0.9%)
Maryland State Industrial Development Financing Authority Economic Development Revenue, 5.20%, 11/1/26 RB	1,065,000	1,135,599

		1,135,599

Massachusetts (2.8%)
Massachusetts Bay Transportation Authority, 5.00%, 3/1/22 RB, PR, GO OF AUTH	820,000	856,236
Massachusetts State Health & Educational Facility Authority, 6.25%, 12/1/22 RB, PR	110,000	113,858
Massachusetts State Water Reserve Authority, Variable, 4/1/28 RB, AMBAC	1,200,000	1,200,000
Massachusetts State Water Reserve Authority, Variable, 8/1/20 RB, LOC	1,360,000	1,360,000

		3,530,094

Michigan (3.2%)
Detroit, Michigan Sewer Disposal Revenue, 5.00%, 7/1/32 RB, FSA	1,000,000	1,058,080
Detroit, Michigan Sewer Disposal Revenue, 5.25%, 7/1/21 RB, FSA	1,525,000	1,754,574
Detroit, Michigan Sewer Disposal Revenue, Variable, 7/1/33 RB, FSA	1,000,000	1,000,000
Detroit, Michigan Water Supply System, 5.25%, 7/1/33 RB, FGIC, PR	165,000	182,960

		3,995,614

Mississippi (1.1%)
Mississippi Development Bank Special Obligation, 5.00%, 9/01/34 RB, FSA	1,250,000	1,330,275

		1,330,275

Missouri (0.3%)
Saline County, Missouri Individual Development Authority, 6.50%, 12/1/28 RB	345,000	355,209

		355,209

Nebraska (0.3%)
Nebraska Investment Finance Authority, Single Family Housing Revenue, 6.25%, 3/1/21 RB, GNMA, FNMA, FHLMC, AMT	360,000	361,336

		361,336

New Jersey (3.0%)
New Jersey State Highway Authority Garden State Parkway General Revenue, 5.25%, 1/1/18 RB, FGIC, PR	1,190,000	1,330,718
New Jersey State Transportation Authority, 5.50%, 6/15/18 RB, PR	2,125,000	2,439,265

		3,769,983

New York (8.7%)
Metropolitan Transportation Authority, 5.00%, 4/1/17 RB, PR, FSA	1,000,000	1,119,310
Metropolitan Transportation Authority, 5.625%, 7/1/25 RB, PR, MBIA	1,000,000	1,071,680
New York City Municipal Water Finance Authority, 5.75%, 6/15/29 RB, PR	1,000,000	1,067,910
New York City Municipal Water Financial Authority Water & Sewer System Revenue, 5.25%, 6/15/17 RB	1,205,000	1,329,525
New York City, New York Municipal Water Financial Authority Water & Sewer System Revenue, Variable, 6/15/25 RB, FGIC	300,000	300,000
New York City, New York Transitional Finance Authority, Variable, 11/1/22 RB	1,000,000	1,000,000

New York City, New York Transitional Financial Authority - Series E, 5.25%, 2/1/22 RB, MBIA	1,000,000	1,102,370
New York Metropolitan Transportation Authority Commuter Facilities, 5.00%, 7/1/21 RB, AMBAC, PR	1,080,000	1,204,189
New York State Dormitory Authority, 5.125%, 2/15/08 RB	900,000	948,600
New York State Dormitory Authority, 5.125%, 7/1/27 RB, MBIA, PR	195,000	209,621
Sales Tax Asset Receivable, 5.00%, 10/15/32 RB, AMBAC	1,500,000	1,612,950

		10,966,155

North Carolina (4.3%)
North Carolina Eastern Municipal Power Agency System, 4.00%, 1/1/18 RB, PR	1,705,000	1,740,396
North Carolina Eastern Municipal Power Agency System, 4.50%, 1/1/24 RB, PR	1,785,000	1,871,430
North Carolina Eastern Municipal Power Agency System, 6.00%, 1/1/26 RB, PR	520,000	648,352
North Carolina Municipal Power Agency #1 Catawba Electric Revenue, 5.00%, 1/1/20 RB, PR	860,000	963,862
North Carolina Municipal Power Agency #1 Catawba Electric Revenue, 6.50%, 1/1/10 RB, PR	180,000	206,188

		5,430,228

Ohio (0.2%)
Ohio Housing Finance Agency, 5.625%, 9/1/16 RB, GNMA	185,000	190,885

		190,885

Pennsylvania (3.4%)
Delaware Valley, Pennsylvania Regional Financial Authority Local Government Revenue, 5.50%, 8/1/28 RB, AMBAC	2,025,000	2,345,820
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue, 5.00%, 1/1/27 RB, PR, FSA	265,000	284,793
Pennsylvania State Higher Education, 6.00%, 1/15/31 RB	1,500,000	1,666,920

		4,297,533

Rhode Island (0.1%)
Rhode Island Depositors Economic Protection Corp., 5.75%, 8/1/21 RB, PR, FSA	135,000	165,542

		165,542

Tennessee (0.8%)
Metropolitan Government Nashville & Davidson County Tennessee Electric Revenue - Series A, 5.00%, 5/15/29 RB, AMBAC	1,000,000	1,067,110

		1,067,110

Texas (7.9%)
Fort Worth, Texas Housing Finance Corp., 6.00%, 8/20/43 RB, GNMA	1,000,000	1,037,250
Houston, Texas Utility Systems Revenue, 5.25%, 5/15/27 RB, MBIA	1,000,000	1,086,340
Irving, Texas Waterworks and Sewer, 5.00%, 8/15/15 RB, AMBAC	1,285,000	1,415,929
Lower Colorado River Authority Texas REF-LCRA Services Corporate Project, 5.00%, 5/15/24, RB FGIC	1,000,000	1,051,340
Lower Colorado River Authority Texas Revenue, 5.00%, 1/1/15 RB, PR, FSA	1,000,000	1,116,090
Mission Texas Water & Sewer, 5.50%, 4/1/27 RB, FGIC	500,000	553,630
Texas University Board of Regents Revenue Financing Bonds, 5.25%, 8/15/15 RB	1,000,000	1,140,110
Texas Water Development Board Revenue, 5.75%, 7/15/16 RB	1,000,000	1,027,460
University of Texas Revenue, 5.25%, 8/15/20 RB	1,290,000	1,487,512

		9,915,661

Virginia (0.9%)
Virginia State Public School Authority Series D, 5.25%, 8/1/19 RB, State Aid	1,000,000	1,155,820

		1,155,820

Total Revenue Bonds (Cost: $80,647,238)		84,079,047

General Obligation Bonds (32.4%)

Alabama (1.1%)
(b) Birmingham Alabama - Series A, 5.25%, 5/1/18 GO	1,200,000	1,329,864

		1,329,864

Alaska (3.0%)
North Slope Boro, Alaska - Series B, 0.00%, 6/30/07 GO, MBIA	4,000,000	3,769,479

		3,769,479

California (1.8%)
(b) California State, 5.25%, 4/1/34 GO	1,000,000	1,078,300
Riverside California Community College District, 5.50%, 8/1/29 GO, MBIA, PR	1,000,000	1,167,450

		2,245,750

Florida (1.7%)
(b) Broward County Florida Parks and Land Preservation, 5.00%, 1/1/24 GO	1,000,000	1,077,590
Florida State Department Transportaion Right of Way Service, 5.00%, 7/01/34 GO	1,000,000	1,071,550

		2,149,140

Hawaii (0.1%)
Hawaii State, 5.00%, 4/1/07 GO, MBIA	75,000	77,879

		77,879

Illinois (3.9%)
(e) Chicago, Illinois Capital Appreciation, 0.00%, 1/1/17 GO, MBIA	1,000,000	866,530
Chicago, Illinois School Reform Board Series A, 5.25%, 12/1/20 GO, FGIC	100,000	115,028
Cook County, Illinois Community Consolidated School District #21, 0.00%, 12/1/09 GO, FSA, PR	715,000	617,016
Cook County, Illinois School District, 9.00%, 12/1/10 GO, FGIC	1,000,000	1,280,420
Illinois State, 5.00%, 4/1/09 GO	1,000,000	1,070,810
Will County, Illinois Community Unit School District #365 U VY View, 0.00%,11/1/18 GO, FSA	1,855,000	1,047,704

		4,997,508

Kansas (1.5%)
Cowley County, Kansas Unit School District #465 Winfield, 5.25%, 10/1/20 GO, MBIA	1,650,000	1,831,599

		1,831,599

Massachusetts (0.9%)
(b) Boston Massachusetts - Series A, 5.75%, 2/1/14 GO, PR	1,000,000	1,116,660

		1,116,660

Michigan (1.7%)
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, Q-SBLF	2,040,000	2,191,286

2,191,286

Mississippi (2.3%)
Mississippi State - Series D, 5.25%, 11/1/20 GO	1,000,000	1,162,230
Mississippi State, Variable, 11/1/23 GO, SPA	1,700,000	1,700,000

2,862,230

Nebraska (0.9%)
Omaha, Nebraska Convention Center, 5.25%, 4/1/26 GO	1,000,000	1,167,300

1,167,300

New York (0.8%)
New York, New York - Series I, 6.00%, 4/15/09 GO, PR	1,000,000	1,067,510

1,067,510

North Carolina (1.0%)
North Carolina State, Variable, 5/01/21 GO, SPA	1,200,000	1,200,000

1,200,000

Oklahoma (2.0%)
Oklahoma City, Oklahoma, 5.50%, 7/1/13 GO, PR	1,250,000	1,390,488
Tulsa, Oklahoma, 5.50%, 12/1/15 GO	1,000,000	1,094,060

2,484,548

South Carolina (1.8%)
South Carolina State School Facilities Series A, 5.00%, 1/1/12 GO	2,000,000	2,212,320

2,212,320

Texas (7.9%)
(b	)	Aldine, Texas Independent School District, 5.50%, 2/15/16, GO, PSF	1,500,000	1,656,750
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF, PR	1,565,000	1,767,707
Fort Bend, Texas Independent School District, 5.00%, 2/15/17 GO, PSF, PR	1,150,000	1,294,797
Harris County, Texas Capital Appreciation Refunding Toll Road Series A, 0.00%, 8/15/09 GO, MBIA	1,300,000	1,137,201
Little Elm, Texas Independent School District, 0.00%, 8/15/16 GO, PSF	1,930,000	1,222,076
San Marcos, Texas Consolidated Independent School District, 5.25%, 8/1/22 GO, PSF	1,000,000	1,093,610
Texas State Ribs, 10.24%, 9/30/11 GO	1,000,000	1,319,400
Wylie, Texas Independant School District, 0.00%, 8/15/08 GO, PSF, PR	305,000	277,471
Wylie, Texas Independant School District, 0.00%, 8/15/08, GO, PSF	295,000	267,550

10,036,562

Total General Obligation Bonds (Cost: $39,071,183)	40,739,635

Total Investments (99.2%) (Cost $119,718,421)(a)	124,818,682

Other Assets, Less Liabilities (0.8%)	1,043,880

Total Net Assets (100.0%)	125,862,562

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $119,718,421 and the net unrealized appreciation of investments based on that cost was $5,100,260 which is comprised of $5,182,198 aggregate gross unrealized appreciation and $81,938 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US TEN YEAR TREASURY NOTE (Total Notional Value at June 30, 2005, $6,792,188 )	60	9/05	$15,938
US LONG BOND (CBT) COMMODITY F (Total Notional Value at June 30, 2005, $3,522,891)	30	9/05	$39,609

(e)	Step bond security that presently receives no coupon payments. On January 1, 2011 the coupon steps up to 5.38%.

RB = Revenue Bond

GO = General Obligation

PR = Pre-Refunded security will be called on first call date (with certainty)

AMT = Subject to Alternative Minimum Tax.

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Indemnity Corporation)

BIGI (Bond Investors Guarantee Insurance)

FGIC (Financial Guaranty Insurance Company)

FHLMC (Federal Home Loan Mortgage Association)

FNMA (Federal National Mortgage Association)

FSA (Financial Security Assurance, Inc.)

GNMA (Government National Mortgage Association)

LOC (Letter of Credit)

MBIA (Municipal Bond Insurance Organization)

PSF (Texas Permanent School Fund)

Q-SBLF (Qualified-School Bond Loan Fund)

SPA (Standby Purchase Agreement)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

Select Bond Fund

Schedule of Investments

June 30, 2005 (unaudited)

	Shares/Par	$ Value
Revenue Bonds (0.5%)

Municipal Bonds - Revenue (0.5%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB	2,450,000	$1,198,932

Total Revenue Bonds (Cost: $1,092,027)		1,198,932

Corporate Bonds (35.9%)

Aerospace/Defense (1.8%)
Boeing Capital Corp., 4.75%, 8/25/08	920,000	936,344
General Dynamics Corp., 3.00%, 5/15/08	1,095,000	1,061,854
L-3 Communications Corp., 5.875%, 1/15/15	470,000	455,900
Lockheed Martin Corp., 8.50%, 12/1/29	470,000	678,763
Raytheon Co., 5.50%, 11/15/12	1,120,000	1,178,372

Total		4,311,233

Auto Manufacturing (0.3%)
General Motors Acceptance Corp., 5.625%, 5/15/09	750,000	702,369
General Motors Acceptance Corp., 6.75%, 12/1/14	115,000	102,888

Total		805,257

Banking (5.6%)
(b) Bank of America Corp., 7.40%, 1/15/11	1,633,000	1,868,934
Bank One Corp., 5.25%, 1/30/13	1,200,000	1,241,586
Chuo Mitsui Trust and Banking Co., 5.506%, 4/15/15 144A	935,000	918,568
Citigroup, Inc., 4.50%, 7/29/09	1,030,000	1,033,474
Compass Bank, 5.50%, 4/1/20	530,000	553,668
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	745,000	760,739
PNC Bank NA, 5.25%, 1/15/17	160,000	165,597
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	245,000	252,043
U.S. Central Credit Union, 2.75%, 5/30/08	1,000,000	970,765
UnionBanCal Corp., 5.25%, 12/16/13	1,000,000	1,033,015
US Bank NA, 4.95%, 10/30/14	860,000	883,857
Wachovia Bank NA, 4.80%, 11/1/14	840,000	849,808
Washington Mutual, Inc., 5.00%, 3/22/12	930,000	948,175
Wells Fargo Bank, 6.45%, 2/1/11	150,000	165,452
World Savings Bank FSB, 4.125%, 12/15/09	1,225,000	1,219,813

Total		12,865,494

Beverage/Bottling (1.4%)
(b) Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	720,000	752,188
(b) Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	57,000	67,521
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	750,000	766,324
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	250,000	252,894
Diageo PLC, 4.375%, 5/3/10	830,000	834,309
PepsiAmericas, Inc., 4.875%, 1/15/15	530,000	539,830

Total		3,213,066

Cable/Media/Broadcasting/Satellite (3.4%)
Clear Channel Communications, Inc., 5.50%, 9/15/14	660,000	625,982
Clear Channel Communications, Inc., 5.50%, 12/15/16	790,000	730,248
Comcast Corp., 5.30%, 1/15/14	1,750,000	1,799,014
CSC Holdings, Inc., 7.25%, 7/15/08	470,000	471,175
Echostar Corp., 6.375%, 10/1/11	710,000	703,788
Roger’s Cable, Inc., 6.25%, 6/15/13	470,000	468,825
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	940,000	1,018,047
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	250,000	331,800
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,000,000	1,234,514
Viacom, Inc., 7.875%, 7/30/30	355,000	416,440

Total	7,799,833

Conglomerate/Diversified Manufacturing (0.6%)
Cooper Industries, Inc., 5.50%, 11/1/09	500,000	520,989
Textron Financial Corp., 2.75%, 6/1/06	1,000,000	990,300

Total	1,511,289

Consumer Products (0.7%)
The Clorox Co., 4.20%, 1/15/10	675,000	676,093
The Gillette Co., 2.50%, 6/1/08	1,000,000	961,167

Total	1,637,260

Electric Utilities (4.8%)
Consumer Energy Co., 4.80%, 2/17/09	1,120,000	1,133,946
DTE Energy Co., 7.05%, 6/1/11	1,455,000	1,629,069
FPL Group Capital, Inc., 4.086%, 2/16/07	545,000	544,832
Indiana Michigan Power, 5.05%, 11/15/14	455,000	460,250
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	265,216	263,328
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	765,000	781,111
Oncor Electric Delivery, 6.375%, 1/15/15	250,000	277,113
PacifiCorp, 5.45%, 9/15/13	900,000	952,036
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,500,000	1,461,294
Progress Energy, Inc., 4.50%, 6/1/10	629,000	633,046
Public Service Electric & Gas Corp., 5.00%, 1/1/13	300,000	309,558
Puget Energy, Inc., 3.363%, 6/1/08	420,000	408,739
Southern California Edison, 8.00%, 2/15/07	1,418,000	1,505,503
Virginia Electric & Power Co., 5.25%, 12/15/15	690,000	709,874

Total	11,069,699

Gas Pipelines (0.9%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	630,000	637,323
Enterprise Products Operating LP, 4.95%, 6/1/10	1,390,000	1,396,539

Total	2,033,862

Health Care (0.3%)
(b	)	Abbott Laboratories, 3.75%, 3/15/11	750,000	731,248

Total	731,248

Independent Finance (1.3%)
Household Finance Corp., 4.125%, 11/16/09	705,000	697,380
International Lease Finance Corp., 4.75%, 1/13/12	930,000	926,867
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,388,619

Total	3,012,866

Information/Data Technology (1.1%)
Hewlett-Packard Co., 5.50%, 7/1/07	2,500,000	2,561,775

Total		2,561,775

Oil and Gas (2.0%)
Conoco Funding Co., 6.35%, 10/15/11	1,000,000	1,107,297
Kerr-McGee Corp., 6.95%, 7/1/24	470,000	485,638
Occidental Petroleum, 4.00%, 11/30/07	450,000	448,492
Occidental Petroleum, 6.75%, 1/15/12	1,000,000	1,131,812
Occidental Petroleum, 10.125%, 9/15/09	510,000	615,998
Valero Energy Corp., 4.75%, 6/15/13	500,000	495,042
XTO Energy, Inc., 5.00%, 1/31/15	500,000	498,854

Total		4,783,133

Other Finance (0.4%)
SLM Corp., 4.00%, 1/15/10	920,000	908,817

Total		908,817

Paper and Forest Products (0.6%)
Georgia-Pacific Corp., 7.70%, 6/15/15	470,000	535,800
Weyerhaeuser Co., 7.375%, 3/15/32	705,000	831,318

Total		1,367,118

Pharmaceuticals (0.1%)
Pfizer, Inc., 5.625%, 2/1/06	330,000	333,420

Total		333,420

Property and Casualty Insurance (0.7%)
Berkley (WR) Corp., 9.875%, 5/15/08	1,000,000	1,148,203
Berkshire Hathaway Finance, 3.40%, 7/2/07	500,000	493,558

Total		1,641,761

Railroads (1.2%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	900,000	955,504
Union Pacific Corp., 3.875%, 2/15/09	900,000	885,834
Union Pacific Corp., 7.375%, 9/15/09	900,000	1,000,894

Total		2,842,232

Real Estate Investment Trusts (0.6%)
ERP Operating LP, 5.25%, 9/15/14	1,000,000	1,020,545
First Industrial LP, 5.25%, 6/15/09	400,000	406,342

Total		1,426,887

Retail Food and Drug (1.5%)
(b) Albertson’s, Inc., 7.50%, 2/15/11	930,000	1,047,491
CVS Corp., 4.00%, 9/15/09	839,000	831,300

Delhaize America, Inc., 8.125%, 4/15/11	470,000	527,144
Safeway, Inc., 6.50%, 3/1/11	935,000	1,010,565

Total		3,416,500

Retail Stores (1.1%)
Federated Department Stores, 6.30%, 4/1/09	1,155,000	1,226,476
May Department Stores Co., 6.70%, 7/15/34	470,000	525,470
Target Corp., 5.40%, 10/1/08	865,000	899,473

Total		2,651,419

Security Brokers and Dealers (1.7%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	355,000	360,743
Goldman Sachs Group, Inc., 5.15%, 1/15/14	1,000,000	1,024,752
Lehman Brothers Holdings, 4.25%, 1/27/10	1,200,000	1,196,446
Morgan Stanley, 5.30%, 3/1/13	1,250,000	1,299,044

Total		3,880,985

Telecommunications (3.3%)
(b) ALLTELL Corp., 4.656%, 5/17/07	360,000	362,826
BellSouth Corp., 5.20%, 9/15/14	750,000	772,931
BellSouth Corp., 6.55%, 6/15/34	470,000	535,141
Cingular Wireless LLC, 6.50%, 12/15/11	1,000,000	1,104,681
Cingular Wireless LLC, 7.125%, 12/15/31	465,000	557,095
France Telecom SA, 8.00%, 3/1/11	940,000	1,090,846
SBC Communications, Inc., 6.15%, 9/15/34	260,000	281,642
Sprint Capital Corp., 8.375%, 3/15/12	1,000,000	1,202,820
Telecom Italia Capital SA, 4.00%, 1/15/10 144A	940,000	913,373
Telecom Italia Capital SA, 6.00%, 9/30/34 144A	185,000	188,871
Verizon Global Funding Corp., 4.375%, 6/1/13	300,000	296,654
Verizon Global Funding Corp., 7.75%, 12/1/30	280,000	361,550

Total		7,668,430

Yankee Sovereign (0.5%)
State of Israel, 7.25%, 12/15/28	1,000,000	1,196,268

Total		1,196,268

Total Corporate Bonds (Cost: $83,244,779)		83,669,852

Governments (30.8%)

Governments (30.8%)
(e) BECCS, 14.00%, 11/15/11	2,000,000	1,897,012
Federal Home Loan Bank, 5.54%, 1/8/09	300,000	316,207
Federal Home Loan Bank, 6.00%, 5/13/13	725,000	713,436
Housing & Urban Development, 6.08%, 8/1/13	750,000	827,452
Overseas Private Investment, 4.10%, 11/15/14	831,600	825,014
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	785,130
US Treasury, 2.25%, 4/30/06	13,687,000	13,546,393
US Treasury, 2.875%, 11/30/06	58,000	57,409
US Treasury, 3.125%, 1/31/07	7,228,000	7,170,964
US Treasury, 3.375%, 2/28/07	960,000	955,800
US Treasury, 3.50%, 5/31/07	13,945,000	13,902,509
US Treasury, 3.625%, 6/10/05	1,215,000	1,209,684
US Treasury, 3.625%, 4/30/07	1,502,000	1,501,178
US Treasury, 3.75%, 3/31/07	550,000	550,838
US Treasury, 3.875%, 5/15/10	9,425,000	9,478,751
US Treasury, 4.00%, 2/15/15	6,638,000	6,661,598

US Treasury, 4.125%, 5/15/15	315,000	319,602
US Treasury, 5.00%, 2/15/11	1,005,000	1,067,773
US Treasury, 5.375%, 2/15/31	8,570,000	10,112,600

Total Governments (Cost: $71,591,209)		71,899,350

Structured Products (29.9%)

Structured Products (29.9%)
Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.89%, 6/18/08	3,425,000	3,425,000
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A2, 3.72%, 12/15/07	3,682,000	3,676,109
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	500,000	526,528
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06	474,065	475,796
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	600,000	662,406
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	17,147,624	447,786
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	19,641,890	295,781
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/25 IO 144A	8,983,372	381,793
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,304,819	1,300,144
Federal Home Loan Mortgage Corp., 4.50%, 5/1/35	3,557,000	3,477,255
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	468,647	474,159
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	1,827,664	1,849,160
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	172,116	174,153
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	606,777	613,958
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	979,327	1,005,737
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	171,790	176,423
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,231,729	1,264,785
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	2,364,856	2,399,441
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	527,929	546,642
Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	60,554	65,012
Federal Home Loan Mortgage Corp. TBA, 5.50%, 7/1/35	5,584,000	5,660,780
Federal National Mortgage Association, 4.00%, 6/1/19	249,250	244,264
Federal National Mortgage Association, 4.50%, 6/1/19	2,084,215	2,076,359
Federal National Mortgage Association, 4.50%, 8/1/19	1,482,168	1,476,582
Federal National Mortgage Association, 4.50%, 12/1/19	223,775	222,932
Federal National Mortgage Association, 5.00%, 3/1/20	716,004	724,441
Federal National Mortgage Association, 5.00%, 4/1/20	276,819	280,095
Federal National Mortgage Association, 5.00%, 5/1/20	516,602	522,717
Federal National Mortgage Association, 5.00%, 11/1/34	2,445,797	2,448,436
Federal National Mortgage Association, 5.00%, 4/1/35	762,510	763,370
Federal National Mortgage Association, 5.50%, 9/1/34	2,089,573	2,119,380
Federal National Mortgage Association, 5.50%, 10/1/34	1,873,648	1,900,375
Federal National Mortgage Association, 5.50%, 3/1/35	1,619,470	1,642,604
Federal National Mortgage Association, 6.00%, 10/1/19	213,518	220,874
Federal National Mortgage Association, 6.00%, 10/1/34	1,479,654	1,517,492
Federal National Mortgage Association, 6.00%, 11/1/34	1,544,468	1,583,963
Federal National Mortgage Association, 6.00%, 5/1/35	924,222	947,850
Federal National Mortgage Association, 6.00%, 6/1/35	3,145,973	3,227,073
Federal National Mortgage Association, 6.00%, 7/1/35	2,040,000	2,092,153
Federal National Mortgage Association, 11.00%, 12/1/12	3,038	3,333
Federal National Mortgage Association, 11.00%, 9/1/17	10,547	11,547
Federal National Mortgage Association, 11.00%, 12/1/17	1,677	1,845
Federal National Mortgage Association, 11.00%, 2/1/18	6,260	6,886
Federal National Mortgage Association, 11.50%, 4/1/18	4,630	5,143
Federal National Mortgage Association, 12.00%, 9/1/12	23,279	25,627
Federal National Mortgage Association, 12.00%, 12/1/12	10,370	11,543
Federal National Mortgage Association, 12.00%, 9/1/17	5,100	5,697
Federal National Mortgage Association, 12.00%, 10/1/17	5,429	6,054
Federal National Mortgage Association, 12.00%, 12/1/17	2,589	2,895
Federal National Mortgage Association, 12.00%, 2/1/18	8,818	9,869
Federal National Mortgage Association, 12.25%, 1/1/18	3,302	3,715
Federal National Mortgage Association, 12.50%, 4/1/18	361	407
Federal National Mortgage Association, 13.00%, 11/1/12	6,276	7,075
Federal National Mortgage Association, 13.00%, 11/1/17	4,126	4,700
Federal National Mortgage Association, 13.00%, 12/1/17	1,768	2,016
Federal National Mortgage Association, 13.00%, 2/1/18	6,172	7,041
Federal National Mortgage Association TBA, 5.00%, 8/1/35	8,837,671	8,818,334
Federal National Mortgage Association TBA, 5.50%, 7/1/35	1,291,000	1,308,348
Government National Mortgage Association, 5.50%, 2/15/32	682,120	697,600

	Government National Mortgage Association, 7.50%, 6/15/28	21,741	23,321
	Government National Mortgage Association, 8.00%, 12/15/26	53,352	57,729
	Government National Mortgage Association, 8.00%, 7/15/27	24,097	26,068
	Government National Mortgage Association, 11.00%, 1/15/18	66,866	74,094
	Honda Auto Receivables Owner Trust, Series 2005-3, Class A2, 3.73%, 10/18/07	3,483,000	3,477,427
	Merrill Auto Trust Securitization, Series 2005-1, Class A2A, 3.90%, 4/25/08	1,663,000	1,663,000
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	295,767	315,397
	Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	2,835,494	62,440
(d)	RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	400,000	40,000
	Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	250,000	257,361

	Total Structured Products (Cost: $70,260,302)		69,846,320

Money Market Investment (11.2%)

Autos (1.3%)
(b)	Daimler Chrysler Auto, 3.27%, 7/20/05	3,000,000	2,994,823

	Total		2,994,823

Federal Government & Agencies (0.2%)
(b)	Freddie Discount, 3.29%, 9/20/05	500,000	496,220

	Total		496,220

Finance Lessors (2.6%)
(b)	Ranger Funding Co. LLC, 3.08%, 7/7/05	3,000,000	2,998,460
(b)	Thunder Bay Funding, Inc., 3.20%, 7/25/05	3,000,000	2,993,600

	Total		5,992,060

Finance Services (1.3%)
(b)	Preferred Receivable Funding, 3.28%, 8/8/05	3,000,000	2,989,613

	Total		2,989,613

National Commercial Banks (0.7%)
(b)	UBS Finance Delaware LLC, 3.37%, 7/1/05	1,600,000	1,600,000

	Total		1,600,000

Phone Communications Except Radiophone (1.3%)
(b)	Verizon Global Funding, 3.18%, 7/11/05	3,000,000	2,997,350

	Total		2,997,350

Short Term Business Credit (2.5%)
(b)	Old Line Funding Corp., 3.27%, 7/14/05	3,000,000	2,996,458
(b)	Sheffield Receivables, 3.11%, 7/11/05	3,000,000	2,997,408

	Total		5,993,866

Utilities (1.3%)
(b)	National Rural Utility, 3.27%, 7/27/05	3,000,000	2,992,915

	Total		2,992,915

	Total Money Market Investment (Cost: $26,056,920)		26,056,847

	Total Investments (108.3%) (Cost $252,245,237)(a)		252,671,301

	Other Assets, Less Liabilities (-8.3%)		(19,334,292)

	Total Net Assets (100.0%)		233,337,009

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 the value of these securities was $5,996,248, representing 2.57% of the net assets.

IO - Interest Only Security

RB - Revenue Bond

(a)	At June 30, 2005 the aggregate cost of securities for federal tax purposes was $252,245,237 and the net unrealized appreciation of investments based on that cost was $426,064 which is comprised of $1,964,216 aggregate gross unrealized appreciation and $1,538,152 aggregate gross unrealized depreciation.
(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
US TEN YEAR TREASURY NOTE (Total Notional Value at June 30, 2005, $5,695,156 )	50	9/05	$(21,719)

(d)	Defaulted Security
(e)	Step bond security that presently receives no coupon payments.

At the predetermined date the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Item	2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item	3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASON STREET FUNDS, INC.

By:
Mark G. Doll, President

Date: August 2, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Mark G. Doll, President

Date: August 2, 2005

By:
Walter M. Givler, Vice President,
Chief Financial Officer and
Treasurer

Date: August 2, 2005